TMK/UNITED FUNDS, INC.

            ANNUAL
            REPORT
            -------------------------------------------
            For the fiscal year ended December 31, 1995

GROWTH PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


This report relates to the operation of the Growth Portfolio for the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

The Portfolio's performance in 1995 was positively affected by declining interest rates and high corporate profits growth. Slowing economic growth during much of 1995 caused inflation to slow further, also positively impacting the Portfolio's performance. Balanced budget legislation sponsored by the newly-Republican Congress also may have helped the stock market and the performance of the Portfolio.

During the past fiscal year, the Portfolio increased its holdings of companies in the financial and technology sectors. During the second half of the year, emphasis on companies sensitive to the condition of the economy was reduced, particularly technology.

The strategies and techniques we applied resulted in the direction of the Portfolio's performance remaining fairly consistent with that of the S&P 500 Index charted on the following page. The S&P 500 Index reflects the performance of securities that generally represent the stock market. The Portfolio's performance was impacted favorably by our investment approach of remaining fully invested throughout much of the year.

Our outlook for equities in 1996, while positive, anticipates more moderate gains than those enjoyed in 1995. We expect a slower rate of domestic economic growth, moderate inflation, slightly lower interest rates and stable corporate profits. If developments unfold as we anticipate, the Portfolio should be well structured.

Thank you very much for your continued support and confidence.


Respectfully,
Antonio Intagliata
Manager, Growth Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          TMK/UNITED GROWTH PORTFOLIO
                             AND THE S&P 500 INDEX

Average Annual Total Return*
1 year    5 years   8+ years**
  38.57%  21.62%    16.05%
                                        TMK/UNITED            S&P
                                            GROWTH            500
                                         PORTFOLIO          INDEX
                                        ----------          -----
     07/13/87  Purchase                    $10,000        $  ----
     07/31/87                               10,237         10,000
     12/31/87                                9,674          7,860
     12/31/88                               10,985          9,166
     12/31/89                               14,018         12,070
     12/31/90                               13,269         11,696
     12/31/91                               18,060         15,259
     12/31/92                               21,824         16,423
     12/31/93                               24,884         18,077
     12/31/94                               25,479         18,316
     12/31/95                               35,304         25,199

----- TMK/United Growth Portfolio**** -- $35,304
+++++ S&P 500 Index*** -- $25,199

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **7-13-87 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the S&P 500 Index (including income) are not available, investment in the index was effected as of July 31, 1987.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Airlines - 0.47%
 USAir Group, Inc.*  .....................   150,000 $  1,987,500

Automotive - 1.70%
 Federal-Mogul Corporation  ..............   108,700    2,133,238
 Ford Motor Company  .....................   175,000    5,075,000
   Total .................................              7,208,238

Banks and Savings and Loans - 13.88%
 Ahmanson (H.F.) & Company  ..............   175,000    4,637,500
 Barnett Banks, Inc.  ....................   100,000    5,900,000
 BayBanks, Inc.  .........................    45,000    4,410,000
 Boatmen's Bancshares, Inc.  .............   125,000    5,117,125
 City National Corporation  ..............   125,000    1,750,000
 Crestar Financial Corporation  ..........   100,000    5,912,500
 First Security Corporation*  ............    45,000    1,721,250
 Great Western Financial Corporation  ....   200,000    5,100,000
 Mercantile Bancorporation Inc.  .........   100,000    4,600,000
 Morgan (J.P.) & Co. Incorporated  .......    75,000    6,018,750
 Northern Trust Corporation  .............   100,000    5,568,700
 Roosevelt Financial Group, Inc.  ........   225,000    4,331,250
 Whitney Holding Corporation  ............   100,000    3,075,000
   Total .................................             58,142,075

Beverages - 0.36%
 Hart Brewing, Inc.*  ....................   100,000    1,500,000

Biotechnology and Medical Services - 1.12%
 MediSense, Inc.*  .......................    28,200      897,098
 Owen Healthcare, Inc.*  .................    72,000    1,944,000
 Pyxis Corporation*  .....................    50,000      734,350
 Zoll Medical Corporation*  ..............   125,000    1,093,750
   Total .................................              4,669,198

Building - 1.15%
 American Health Properties, Inc.  .......    50,000    1,075,000
 National Health Investors, Inc.  ........   113,125    3,747,265
   Total .................................              4,822,265

Chemicals Major - 3.18%
 du Pont (E.I.) de Nemours and Company  ..   125,000    8,734,375
 PPG Industries, Inc.  ...................   100,000    4,575,000
   Total .................................             13,309,375

Chemicals Specialty and Miscellaneous Technology - 1.59%
 Ecolab Inc.  ............................   100,000    3,000,000
 Geon Company (The)  .....................   150,000    3,656,250
   Total .................................              6,656,250


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Computer Services and Software - 10.62%
 General Motors Corporation, Class E  ....   150,000 $  7,800,000
 HBO & Company  ..........................    70,000    5,355,000
 HPR Inc.*  ..............................    41,400    1,242,000
 Inference Corporation, Class A*  ........   154,500    2,896,875
 Informix Corporation*  ..................   300,000    9,018,600
 Intuit Inc.*  ...........................    75,000    5,859,375
 META Group, Inc.*  ......................    50,000    1,531,250
 PSINet Inc.*  ...........................    75,000    1,720,275
 Parametric Technology Corporation* ......    75,000    4,978,125
 Pixar*  .................................    50,000    1,440,600
 Summit Medical Systems, Inc.*  ..........   125,000    2,656,250
   Total .................................             44,498,350

Computer Systems - 2.15%
 Cerner Corporation*  ....................   230,000    4,715,000
 DST Systems, Inc.*  .....................   150,000    4,275,000
   Total .................................              8,990,000

Drugs and Hospital Supply - 12.22%
 Abbott Laboratories  ....................   225,000    9,393,750
 ALZA Corporation*  ......................    53,200    1,316,700
 Baxter International Inc.  ..............   130,000    5,443,750
 Johnson & Johnson  ......................    65,000    5,565,625
 Lilly (Eli) and Company  ................   150,000    8,437,500
 Pfizer Inc.  ............................    90,000    5,670,000
 Quest Medical, Inc.*  ...................   100,000    1,037,500
 SmithKline Beecham plc, ADR  ............   130,000    7,215,000
 United States Surgical Corporation  .....   150,000    3,206,250
 Warner-Lambert Company  .................    40,000    3,885,000
   Total .................................             51,171,075

Electrical Equipment - 2.81%
 Emerson Electric Co.  ...................   100,000    8,175,000
 General Electric Company  ...............    50,000    3,600,000
   Total .................................             11,775,000

Electronics - 0.35%
 Digital Link Corporation*  ..............   103,300    1,478,430

Financial - 2.87%
 Donaldson, Lufkin & Jenrette, Inc.  .....    75,000    2,343,750
 Lehman Brothers Holdings Inc.  ..........    30,000      637,500
 Paine Webber Group Inc.  ................    30,000      600,000
 Regional Acceptance Corporation*  .......   225,000    2,137,500
 Travelers Group, Inc.  ..................   100,000    6,287,500
   Total .................................             12,006,250


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value
COMMON STOCKS (Continued)
Food and Related - 2.74%
 Archer-Daniels-Midland Company  .........   226,200 $  4,071,600
 Pioneer Hi-Bred International, Inc.  ....    50,000    2,781,250
 Ralcorp Holdings*  ......................   191,000    4,631,750
   Total .................................             11,484,600

Hospital Management - 4.19%
 Beverly Enterprises, Inc.*  .............   500,000    5,312,500
 LTC Properties, Inc.  ...................    50,000      750,000
 Sierra Health Services, Inc.*  ..........   125,000    3,968,750
 Sterling House Corporation*  ............   150,000    1,443,750
 Tenet Healthcare Corporation*  ..........   150,000    3,112,500
 Total Renal Care Holdings, Inc.*  .......   100,000    2,950,000
   Total .................................             17,537,500

Insurance - 12.56%
 Allstate Corporation (The)  .............   150,000    6,168,750
 American International Group, Inc.  .....   100,000    9,250,000
 Amerin Corporation*  ....................    48,900    1,305,141
 Berkley (W. R.) Corporation  ............   100,000    5,350,000
 General Re Corporation  .................    40,000    6,200,000
 Guarantee Life Companies Inc. (The)*  ...    51,300      811,156
 Home Beneficial Corporation, Class B  ...    10,000      241,250
 Independent Insurance Group, Inc.  ......    50,000    1,362,500
 John Alden Financial Corporation  .......    75,000    1,565,625
 Liberty Corporation (The)  ..............    65,000    2,193,750
 Lincoln National Corporation  ...........   130,000    6,987,500
 Meadowbrook Insurance Group, Inc.*  .....    42,100    1,410,350
 Prudential Reinsurance Holdings, Inc.  ..   200,000    4,675,000
 Security-Connecticut Corporation  .......   100,000    2,712,500
 Unitrin, Inc.  ..........................    50,000    2,381,250
   Total  ................................             52,614,772

International Oil - 0.61%
 ENI S.p.A., ADR*  .......................    75,000    2,568,750

Leisure Time - 4.28%
 Boston Chicken, Inc.*  ..................   200,000    6,412,400
 Bristol Hotel Company*  .................    60,000    1,462,500
 Comcast Corporation, Class A  ...........   250,000    4,546,750
 Tele-Communications, Inc., Class A*  ....   275,000    5,482,675
   Total .................................             17,904,325

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value
COMMON STOCKS (Continued)
Machinery - 3.45%
 Cooper Industries, Inc.  ................   125,000 $  4,593,750
 Ingersoll-Rand Company  .................    75,000    2,634,375
 Keystone International, Inc.  ...........   125,000    2,500,000
 Parker Hannifin Corporation  ............    75,000    2,568,750
 TRINOVA Corporation  ....................    75,000    2,146,875
   Total .................................             14,443,750

Metals and Mining - 1.14%
 Aluminum Company of America  ............    90,000    4,758,750

Multi-Industry - 1.47%
 Berkshire Hathaway Inc.*  ...............        35    1,123,500
 ITT Corporation*  .......................    40,000    2,120,000
 ITT Hartford Group, Inc.*  ..............    40,000    1,935,000
 ITT Industries, Inc.  ...................    40,000      960,000
   Total .................................              6,138,500

Public Utilities - Electric - 1.38%
 Central and South West Corporation  .....    60,000    1,672,500
 Detroit Edison Company (The)  ...........    60,000    2,070,000
 Texas Utilities Electric Company  .......    50,000    2,056,250
   Total .................................              5,798,750

Railroads - 3.05%
 Conrail Inc.  ...........................   100,000    7,000,000
 Illinois Central Corporation  ...........   150,000    5,756,250
   Total .................................             12,756,250

Retailing - 1.73%
 Family Dollar Stores, Inc.  .............   190,000    2,612,500
 Mercantile Stores Company, Inc.  ........   100,000    4,625,000
   Total .................................              7,237,500

Services, Consumer and Business - 0.73%
 Block (H & R), Inc.  ....................    75,000    3,037,500

Telecommunications - 3.74%
 Ascend Communications, Inc.*  ...........    55,000    4,465,285
 MFS Communications Company, Inc.*  ......   100,000    5,350,000
 Nokia Corporation, Series A, ADS  .......   150,000    5,831,250
   Total .................................             15,646,535

Textiles and Apparel - 0.16%
 Warnaco Group, Inc. (The), Class A  .....    27,600      690,000

TOTAL COMMON STOCKS - 95.70%                         $400,831,488
 (Cost: $367,893,754)



               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITY - 0.33%
Financial
 American Travellers Corporation, Convertible,
   6.5%, 10-1-2005 .......................   $ 1,000 $  1,370,000
 (Cost: $1,000,000)

SHORT-TERM SECURITIES
Drugs and Hospital Supply - 0.64%
 Abbott Laboratories,
   5.63%, 1-16-96 ........................     2,670    2,663,736

Financial - 1.20%
 Dresdner U.S. Finance Inc.,
   5.61%, 1-19-96 ........................     5,035    5,020,877

Food and Related - 2.62%
 General Mills, Inc.,
   Master Note ...........................     5,360    5,360,000
 Sara Lee Corporation,
   Master Note............................     5,597    5,597,000
   Total .................................             10,957,000

Telecommunications - 0.71%
 BellSouth Telecommunications Inc.,
   5.8%, 1-5-96 ..........................     3,000    2,998,067

TOTAL SHORT-TERM SECURITIES - 5.17%                  $ 21,639,680
 (Cost: $21,639,680)

TOTAL INVESTMENT SECURITIES - 101.20%                $423,841,168
 (Cost: $390,533,434)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.20%)    (5,015,484)

NET ASSETS - 100.00%                                 $418,825,684

               See Notes to Schedules of Investments on page 71.

INCOME PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


This report relates to the operation of the Income Portfolio for the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

Early in 1995, the Federal Reserve Bank further raised interest rates. These higher interest rates eventually resulted in slowing economic growth. However, strong corporate profits growth during 1995, combined with lower interest rates in the second half, resulted in positive performance for the stock market for the year.

In the early months of 1995, the Portfolio was heavily invested in cyclical issues, such as retail, home improvement and housing stocks. As the year progressed, we began to place more emphasis on the stocks of companies in the technology industry, which showed greater promise for growth in the slowing economy.

The strategies and techniques we applied resulted in the direction of the Portfolio's performance remaining fairly consistent with that of the S&P 500 Index as charted on the following page. That index reflects the performance of securities that generally represent the stock market. The Portfolio's performance was positively impacted by its investments in the technology sector during the first three quarters of 1995. The technology sell-off during the fourth quarter of 1995 diminished somewhat the Portfolio's overall performance for the year.

In 1996, we anticipate that the economy will continue its slow rate of growth. We further expect the Federal Reserve Bank to lower interest rates in an effort to spur the economy and avoid a recession. As a result, we intend to maintain a fully-invested position to take advantage of the anticipated lowering of interest rates. We will continue to emphasize technology and cyclical stocks and aggressively search for strong investment opportunities for the Portfolio in companies with excellent prospects for superior earnings and revenue growth.

Thank you very much for your continued support and confidence.




Respectfully,
Russell E. Thompson
Manager, Income Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          TMK/UNITED INCOME PORTFOLIO
                             AND THE S&P 500 INDEX

Average Annual Total Return*
1 year    4+ years**
 31.56%    15.05%

                                        TMK\UNITED            S&P
                                            INCOME            500
                                         PORTFOLIO          INDEX
                                        ----------          -----
     07/16/91  Purchase                    $10,000        $  ----
     07/31/91                               10,054         10,000
     12/31/91                               10,767         10,910
     12/31/92                               12,251         11,742
     12/31/93                               14,371         12,924
     12/31/94                               14,207         13,095
     12/31/95                               18,692         18,016

----- TMK/United Income Portfolio**** -- $18,692
+++++ S&P 500 Index*** -- $18,016

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **7-16-91 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the S&P 500 Index (including income) are not available, investment in the index was effected as of July 31, 1991.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Aerospace - 1.56%
 Boeing Company (The)  ...................    47,100 $  3,691,462
 Sundstrand Corporation  .................    21,000    1,477,875
   Total .................................              5,169,337

Airlines - 2.84%
 AMR Corporation*  .......................    29,700    2,205,225
 Southwest Airlines Co.  .................   183,600    4,268,700
 USAir Group, Inc.*  .....................   220,000    2,915,000
   Total .................................              9,388,925

Automotive - 5.22%
 Chrysler Corporation  ...................    81,600    4,518,600
 Dana Corporation  .......................    56,400    1,649,700
 Eaton Corporation  ......................    37,100    1,989,487
 Ford Motor Company  .....................   140,900    4,086,100
 General Motors Corporation  .............    74,200    3,923,325
 Magna International Inc., Class A  ......    26,000    1,124,500
   Total .................................             17,291,712

Banks and Savings and Loans - 1.69%
 Citicorp  ...............................    55,600    3,739,100
 First Bank System Inc.  .................    37,100    1,841,087
   Total .................................              5,580,187

Beverages - 1.62%
 Pepsi-Cola Puerto Rico Bottling
   Company, Class B ......................   105,600    1,214,400
 PepsiCo, Inc.  ..........................    74,200    4,145,925
   Total .................................              5,360,325

Biotechnology and Medical Services - 1.00%
 Medtronic, Inc.  ........................    59,300    3,313,388

Building - 5.90%
 Armstrong World Industries, Inc.  .......    66,800    4,141,600
 Centex Corporation  .....................   134,400    4,670,400
 Georgia-Pacific Corporation  ............    31,500    2,161,687
 Pulte Corporation  ......................   148,900    5,006,762
 Temple-Inland Inc.  .....................    26,000    1,147,250
 Weyerhaeuser Company  ...................    55,600    2,404,700
   Total .................................             19,532,399

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Chemicals Major - 7.08%
 Air Products and Chemicals, Inc.  .......    85,300 $  4,499,575
 Albemarle Corporation  ..................    72,800    1,410,500
 Dow Chemical Company (The)  .............    45,400    3,195,025
 du Pont (E.I.) de Nemours and Company  ..    74,200    5,184,725
 PPG Industries, Inc.  ...................    92,700    4,241,025
 Praxair, Inc.  ..........................    74,200    2,494,975
 Union Carbide Corporation  ..............    64,900    2,433,750
   Total .................................             23,459,575

Chemicals Specialty and Miscellaneous Technology - 3.20%
 Crompton & Knowles Corporation  .........    98,500    1,305,125
 Geon Company (The)  .....................   100,600    2,452,125
 Polaroid Corporation  ...................    56,500    2,676,688
 WMX Technologies, Inc.  .................    44,500    1,329,438
 Xerox Corporation  ......................    20,800    2,849,600
   Total .................................             10,612,976

Computer Services and Software - 3.41%
 Computer Associates International, Inc.      27,750    1,578,281
 General Motors Corporation, Class E  ....    80,200    4,170,400
 Microsoft Corporation*  .................    22,300    1,958,208
 Oracle Systems Corporation*  ............    84,700    3,589,162
   Total .................................             11,296,051

Consumer Electronics and Appliances - 1.20%
 Harman International Industries,
   Incorporated ..........................    24,150      969,019
 Whirlpool Corporation  ..................    56,700    3,019,275
   Total .................................              3,988,294

Drugs and Hospital Supply - 2.05%
 Abbott Laboratories  ....................    40,200    1,678,350
 Baxter International Inc.  ..............    38,900    1,628,937
 Merck & Co., Inc.  ......................    29,700    1,952,775
 Pfizer Inc.  ............................    24,100    1,518,300
   Total .................................              6,778,362

Electrical Equipment - 2.67%
 Emerson Electric Co.  ...................    29,700    2,427,975
 General Electric Company  ...............    89,000    6,408,000
   Total .................................              8,835,975

Electronics - 12.37%
 AMP Incorporated  .......................    81,600    3,131,400
 Analog Devices, Inc.*  ..................   193,200    6,834,450
 Applied Materials, Inc.*  ...............   128,300    5,043,730
 cisco Systems, Inc.*  ...................    74,200    5,541,775
 Intel Corporation  ......................   113,500    6,448,162
 LSI Logic Corporation*  .................   134,400    4,401,600

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Electronics (Continued)
 Linear Technology Corporation  ..........    42,600 $  1,677,375
 Micron Technology, Inc.  ................    63,800    2,528,075
 Molex Incorporated, Class A  ............    78,187    2,404,250
 Teradyne, Inc.*  ........................    59,900    1,497,500
 Texas Instruments Incorporated  .........    28,100    1,454,175
   Total .................................             40,962,492

Engineering and Construction - 0.97%
 Fluor Corporation  ......................    29,700    1,960,200
 Foster Wheeler Corporation  .............    29,700    1,262,250
   Total .................................              3,222,450

Financial - 1.76%
 Federal Home Loan Mortgage Corporation  .    37,100    3,097,850
 Federal National Mortgage Association  ..    21,900    2,718,337
   Total .................................              5,816,187

Food and Related - 0.77%
 CPC International Inc.  .................    37,100    2,545,987

Hospital Management - 1.84%
 Columbia/HCA Healthcare Corporation  ....    27,800    1,410,850
 Tenet Healthcare Corporation*  ..........    74,200    1,539,650
 United HealthCare Corporation  ..........    48,200    3,157,100
   Total .................................              6,107,600

Household Products - 3.23%
 Colgate-Palmolive Company  ..............    44,500    3,126,125
 Gillette Company (The)  .................    74,200    3,867,675
 Procter & Gamble Company (The)  .........    44,500    3,693,500
   Total..................................             10,687,300

Leisure Time - 2.34%
 Walt Disney Company (The)  ..............    51,900    3,062,100
 McDonald's Corporation  .................   103,900    4,688,488
   Total .................................              7,750,588

Machinery - 6.23%
 Case Corporation  .......................    97,500    4,460,625
 Caterpillar Inc.  .......................   118,700    6,973,625
 Deere & Company  ........................   152,400    5,372,100
 Ingersoll-Rand Company  .................    29,700    1,043,212
 Parker Hannifin Corporation  ............    44,500    1,524,125
 TRINOVA Corporation  ....................    44,500    1,273,812
   Total .................................             20,647,499


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Multi-Industry - 2.11%
 ITT Corporation*  .......................    55,700 $  2,952,100
 ITT Hartford Group, Inc.*  ..............    55,700    2,694,487
 ITT Industries, Inc.  ...................    55,700    1,336,800
   Total .................................              6,983,387

Paper - 1.92%
 Bowater Incorporated  ...................    34,100    1,210,550
 International Paper Company  ............    89,000    3,370,875
 Union Camp Corporation  .................    37,100    1,766,888
   Total .................................              6,348,313

Railroads - 2.93%
 CSX Corporation  ........................    52,000    2,372,500
 Conrail Inc.  ...........................    44,500    3,115,000
 Norfolk Southern Corporation  ...........    22,200    1,762,125
 Union Pacific Corporation  ..............    37,100    2,448,600
   Total .................................              9,698,225

Retailing - 8.12%
 Circuit City Stores, Inc.  ..............   118,700    3,279,088
 Dayton Hudson Corporation  ..............    34,500    2,587,500
 Gap, Inc. (The)  ........................    51,900    2,179,800
 General Nutrition Companies, Inc.*  .....    70,000    1,627,500
 Home Depot, Inc. (The)  .................    56,700    2,714,513
 May Department Stores Company (The)  ....    74,200    3,134,950
 Nordstrom, Inc.  ........................    27,800    1,122,425
 OfficeMax, Inc.*  .......................    69,750    1,560,656
 Penney (J.C.) Company, Inc.  ............    50,100    2,386,013
 Tommy Hilfiger Corporation*  ............   109,400    4,635,825
 Wal-Mart Stores, Inc.  ..................    74,200    1,660,225
   Total .................................             26,888,495

Services, Consumer and Business - 0.47%
 Block (H & R), Inc.  ....................    38,700    1,567,350

Steel - 0.38%
 Nucor Corporation  ......................    22,300    1,273,888


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Telecommunications - 6.59%
 AT&T Corporation  .......................    37,100 $  2,402,225
 General Instrument Corporation*  ........    57,900    1,353,413
 General Motors Corporation, Class H  ....    13,100      643,538
 MCI Communications Corporation  .........   139,100    3,642,612
 MFS Communications Company, Inc.*  ......    29,900    1,599,650
 Motorola, Inc.  .........................   126,100    7,187,700
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR  .........................   148,400    2,893,800
 Vanguard Cellular Systems, Inc.,
   Class A* ..............................   105,000    2,113,125
   Total .................................             21,836,063

Tire and Rubber - 1.02%
 Goodyear Tire & Rubber Company (The)  ...    74,200    3,366,825

TOTAL COMMON STOCKS - 92.49%                         $306,310,155
 (Cost: $225,958,227)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 0.45%
 U.S. Bancorp,
   Master Note ...........................    $1,505    1,505,000

Financial - 3.17%
 Merrill Lynch & Co., Inc.,
   5.75%, 1-26-96 ........................     5,225    5,204,136
 Nestle Capital Corp.,
   5.75%, 1-12-96 ........................     5,290    5,280,706
   Total .................................             10,484,842

Food and Related - 1.85%
 General Mills, Inc.,
   Master Note ...........................     2,257    2,257,000
 Sara Lee Corporation,
   Master Note............................     3,875    3,875,000
   Total .................................              6,132,000

Public Utilities - Electric - 0.94%
 Potomac Electric Power Co.,
   5.72%, 1-4-96 .........................     3,115    3,113,515

Telecommunications - 0.75%
 GTE Corporation,
   5.95%, 2-2-96 .........................     2,500    2,486,778

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1995
                                                            Value

TOTAL SHORT-TERM SECURITIES - 7.16%                  $ 23,722,135
 (Cost: $23,722,135)

TOTAL INVESTMENT SECURITIES - 99.65%                 $330,032,290
 (Cost: $249,680,362)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.35%       1,161,742

NET ASSETS - 100.00%                                 $331,194,032


               See Notes to Schedules of Investments on page 71.

INTERNATIONAL PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:

This report relates to the operation of the International Portfolio during the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

International markets generally experienced growth during the beginning of 1995, but lost ground as the year progressed due to weaker than anticipated economic activity in most countries. The governments of many nations lowered interest rates during 1995 in an effort to stabilize their economies, but the efforts were generally undertaken too late to preempt disappointing corporate profit performance. Political developments in both mature and developing nations, particularly Mexico and France, negatively impacted international markets in 1995.

During the past year, the Portfolio concentrated on investments in Europe, emphasizing Scandinavian opportunities. Early in 1995, the Portfolio emphasized investments in Mexico, but divested a large portion of its holdings in Mexico as the year progressed. During the course of 1995, the Portfolio shifted its emphasis from economically sensitive issues such as communications equipment and paper and forest products toward interest sensitive issues and issues less sensitive to economic weakness.

The strategies and techniques we applied resulted in the Portfolio underperforming the Morgan Stanley E.A.FE. Index (Europe, Australia, Far East Index) charted on the following page. That index reflects the performance of securities that generally represent the international stock market. The Portfolio's performance was negatively impacted by its proportionately greater exposure to Mexican securities than the E.A.FE. Index early in the year and its proportionately lesser exposure to Japanese securities during the second half of 1995.

Current economic conditions in most foreign countries remain weak despite actions taken by many foreign governments to stimulate economic growth. We anticipate that more time and easing of governmental policies will be required before substantial economic growth is experienced. Accordingly, we expect that the Portfolio will remain overweighted in those areas likely to be helped by foreign governmental policies designed to stimulate economic growth, including investments likely to benefit from lower interest rates. We expect to continue the strategies we have employed in the recent past by continuing to increase the Portfolio's holdings in worldwide growth stocks and in those emerging markets that offer particularly good investment values.

Thank you very much for your continued support and confidence.

Respectfully,


Henry J. Herrmann
Manager, International Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       TMK/UNITED INTERNATIONAL PORTFOLIO
                      AND THE MORGAN STANLEY E.A.FE. INDEX

Average Annual Total Return*
1 year    1+ years**
 7.28%     4.48%

                                            Morgan
                         TMK/United        Stanley
                      International        E.A.FE.
                          Portfolio          Index
                          ---------      ---------
     05/03/94  Purchase     $10,000        $10,000
     12/31/94                10,026          9,990
     12/31/95                10,756         11,110

+++++ Morgan Stanley E.A.FE. Index*** -- $11,110
----- TMK/United International Portfolio**** -- $10,756

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **5-3-94 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the Morgan Stanley E.A.FE. Index (including income) are not available, investment in the index was effected as of April 30, 1994.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1995
                                              Shares        Value
COMMON STOCKS
Australia - 1.77%
 Westpac Banking Corp. (A)  ..............   200,000  $   886,013

Finland - 4.13%
 Enso-Gutzeit Oy (A)  ....................    40,400      269,327
 Kymmene Oy (A)  .........................    13,000      343,670
 Metsa-Serla Oy, Series B (A)  ...........    20,000      616,078
 Nokia Corporation, Series K (A)  ........    15,000      593,090
 Tampella OY (A)*  .......................   200,000      252,868
   Total .................................              2,075,033

France - 2.95%
 Lapeyre S.A. (A)  .......................     6,625      329,831
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     3,500      613,446
 Television Francaise 1-TF1 S.A. (A)  ....     5,000      535,605
   Total .................................              1,478,882

Germany - 13.09%
 adidas AG (A)*  .........................    10,000      526,499
 DURR Beteiligungs AG (A)  ...............     4,500    1,349,372
 Fag Kugelfischer AG (A)  ................     6,000      774,058
 GILDEMEISTER Aktiengesellschaft (A)*  ...    13,750    1,246,513
 Herlitz International Trading AG (A)  ...     1,500      538,703
 Mannesman AG (A)  .......................     4,300    1,369,463
 TRAUB AG (A)*  ..........................     8,500      767,608
   Total .................................              6,572,216

Hong Kong - 4.67%
 First Pacific Company Limited (A)  ......   750,000      834,142
 Guangdong Corporation Limited (A)  ...... 1,000,000      601,358
 HSBC Holdings Plc (A)  ..................    60,000      907,856
   Total .................................              2,343,356

Indonesia - 2.78%
 PT Matahari Putra Prima, F (A)  .........   573,750    1,009,991
 PT United Tractors, F (A)  ..............   205,000      385,524
   Total .................................              1,395,515

Japan - 2.10%
 Aloka Co. Ltd. (A)  .....................    13,000      177,530
 Hitachi (A)  ............................    50,000      503,632
 Kyocera Corporation (A)  ................     5,000      371,428
   Total .................................              1,052,590

Korea - 2.27%
 Samsung Electronics Co., Ltd., GDR (B)*      19,000    1,140,000


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Malaysia 0.19%
 Asiatic Development Berhad (A)  .........   100,000  $    92,924

Mexico - 8.09%
 Cemex, S.A., CPO Shares, Series A (A) .. 150,000 491,899 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B (A)* ............   200,000      733,636
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS .....................    50,000      512,500
 Grupo Carso, S.A. de C.V.,
   Series 1A (A)* ........................   150,000      810,758
 Grupo Financiero Bancomer, S.A. de
   C.V., B, CPO Shares (A)* .............. 2,000,000      557,356
 Telefonos de Mexico, S.A. de C.V., ADR  .    30,000      956,250
   Total .................................              4,062,399

Netherlands - 1.07%
 Philips Electronics N.V. NY Shares  .....    15,000      538,125

Norway - 2.11%
 Kvaerner a.s. (A)  ......................    30,000    1,061,092

Phillipines - 1.68%
 Universal Robina Corporation (A)  ....... 1,700,000      842,547

Sweden - 11.58%
 Astra AB, Class A (A)  ..................    35,000    1,396,522
 Bergman & Beving, Series B (A)  .........    30,000      844,689
 Kinnevik AB, Series B (A)  ..............    21,500      671,723
 Skandia Enskilda Banken, Class A (A)  ...   150,000    1,242,189
 Trelleborg AB, Series B (A)  ............    40,000      430,626
 AB Volvo (A)  ...........................    60,000    1,228,638
   Total .................................              5,814,387

Switzerland - 2.02%
 Swiss Bank Corporation (A)  .............     2,500    1,013,865

United Kingdom - 7.18%
 BTR PLC (A)  ............................   200,000    1,019,096
 Next plc (A)  ...........................   150,000    1,062,594
 Pilkington PLC (A)  .....................   104,000      326,359
 United Biscuits (Holdings) Public
   Limited Co. (A) .......................    75,000      297,689
 Vodafone Group Plc (A)  .................   250,000      897,146
   Total .................................              3,602,884

TOTAL COMMON STOCKS - 67.68%                         $ 33,971,828
 (Cost: $32,872,941)



               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

PREFERRED STOCKS - 3.23%
Germany
 Hornbach-Baumarkt-AG (A)  ...............     7,000 $    610,181
 Marschollek, Lautenschlager und
   Partner AG (A) ........................     1,000      683,403
 STO AG (A)  .............................       666      325,105
   Total .................................           $  1,618,689
 (Cost: $1,712,070)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.64%
 U.S. Bancorp,
   Master Note ...........................    $1,826    1,826,000

Financial - 6.67%
 BHP Finance (USA) Inc.,
   5.78%, 1-12-96 ........................     1,000      998,234
 Morgan (J.P.) & Co. Incorporated,
   5.88%, 1-8-96 .........................     1,355    1,353,451
 Nestle Capital Corp.,
   5.75%, 1-12-96 ........................     1,000      998,243
   Total .................................              3,349,928

Food and Related - 12.24%
 General Mills, Inc.,
   Master Note ...........................     2,183    2,183,000
 Quaker Oats Co.,
   5.82%, 1-23-96 ........................     2,000    1,992,887
 Sara Lee Corporation,
   Master Note............................     1,970    1,970,000
   Total .................................              6,145,887

Public Utilities - Gas - 1.99%
 Michigan Consolidated Gas Company,
   5.8%, 1-10-96 .........................     1,000      998,550

Telecommunications - 3.98%
 Southwestern Bell Telephone Company,
   5.8%, 1-8-96 ..........................     2,000    1,997,744

TOTAL SHORT-TERM SECURITIES - 28.52%                  $14,318,109
 (Cost: $14,318,109)

TOTAL INVESTMENT SECURITIES - 99.43%                  $49,908,626
 (Cost: $48,903,120)

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1995

                                                            Value

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.57%     $   287,719

NET ASSETS - 100.00%                                  $50,196,345

               See Notes to Schedules of Investments on page 71.

SMALL CAP PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


This report relates to the operation of the Small Cap Portfolio during the fiscal year. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

The strong performance of the stock market during 1995 was fueled by steadily declining interest rates, non-inflationary economic growth and strongly rising corporate profits. Overall, technology stocks made the most impressive gains during 1995, although various components of the technology sector had both ups and downs during the year.

During 1995, the Portfolio emphasized the stocks of companies associated heavily with the personal computer industry. Due to the widespread expansion of the personal computer, particularly into the home and the medical field, the Portfolio actively invested in software companies serving primarily these growing markets.

The strategies and techniques we applied resulted in the Portfolio outperforming the Nasdaq Industrials Index charted on the following page. That index reflects the performance of securities that generally represent the small companies sector of the stock market.

In 1996, we expect low inflation and low interest rates to prevail. We anticipate that corporate profits in 1996 may fall short of 1995's record levels and profit growth will certainly be significantly slower. Based upon these factors, we expect the stock market to experience moderate growth in 1996 with small cap issues growing at a faster rate than large cap stocks. We expect to continue to pursue the same strategies we have employed in the recent past in seeking to achieve the Portfolio's objectives.

Thank you very much for your continued support and confidence.




Respectfully,
Zachary H. Shafran
Manager, Small Cap Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                         TMK/UNITED SMALL CAP PORTFOLIO
                        AND THE NASDAQ INDUSTRIALS INDEX

Average Annual Total Return*
1 year    1+ years**
 32.32%    32.66%

                         TMK/United         Nasdaq
                          SMALL CAP    Industrials
                          Portfolio          Index
                         ----------    -----------
     05/03/94  Purchase     $10,000        $10,000
     12/31/94                12,091          9,862
     12/31/95                15,999         12,620


    ----- TMK/United Small Cap Portfolio**** -- $15,999
    +++++ Nasdaq Industrials Index*** -- $12,620

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **5-3-94 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the NASDAQ Industrials Index is not available, investment in the index was effected as of April 30, 1994.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1995
                                              Shares        Value
COMMON STOCKS
Beverages - 0.28%
 Redhook Ale Brewery, Incorporated*  .....     6,000  $   157,500

Biotechnology and Medical Services - 5.85%
 American Healthcorp, Inc.*  .............   100,000      937,500
 Daig Corporation*  ......................    30,000      693,750
 Owen Healthcare, Inc.*  .................    15,000      405,000
 St. Jude Medical, Inc.*  ................    16,500      707,437
 Tecnol Medical Products, Inc.*  .........    10,000      177,500
 Ventritex, Inc.*  .......................     5,000       87,810
 VidaMed, Inc.*  .........................    25,000      243,750
   Total .................................              3,252,747

Computer Services and Software - 25.17%
 Adobe Systems Incorporated  .............    20,000    1,242,500
 AVANT! Corporation*  ....................    37,300      704,037
 CyCare Systems, Inc.*  ..................    20,000      512,500
 Desktop Data, Inc.*  ....................    10,000      246,250
 Eagle Point Software Corporation*  ......    30,000      622,500
 Electronic Arts Inc.*  ..................     8,000      209,496
 Expert Software, Inc.*  .................    50,000      706,250
 GT Interactive Software Corp.*  .........    50,000      703,100
 HCIA Inc.*  .............................    20,000      932,500
 HPR Inc.*  ..............................     6,500      195,000
 Macromedia, Inc.*  ......................    15,000      780,930
 MapInfo Corporation*  ...................     5,000      102,500
 Mecon, Inc.*  ...........................    35,000      555,625
 Medic Computer Systems, Inc.*  ..........     7,000      422,625
 Meta-Software, Inc.*  ...................    45,400      777,475
 Minnesota Educational Computing
   Corporation* ..........................    15,000      376,875
 Parametric Technology Corporation*  .....    18,000    1,194,750
 Pure Software Inc.*  ....................    11,600      371,200
 Quarterdeck Corporation*  ...............    15,000      412,500
 Shiva Corporation*  .....................    15,000    1,095,000
 Summit Medical Systems, Inc.*  ..........    35,000      743,750
 Synopsys, Inc.*  ........................    10,000      381,250
 Wall Data Incorporated*  ................    20,000      327,500
 Wonderware Corporation*  ................    22,000      372,614
   Total .................................             13,988,727

Computer Systems - 4.03%
 America Online, Inc.*.  .................    22,000      820,864
 Cerner Corporation*  ....................    40,000      820,000
 PHAMIS, Inc.*  ..........................    20,000      600,000
   Total .................................              2,240,864

Drugs and Hospital Supply - 5.18%
 LUNAR CORPORATION  ......................    37,500    1,017,187
 OmniCare, Inc.  .........................    10,000      447,500
 PacifiCare Health Systems, Inc.*  .......     9,000      785,250
 Watson Pharmaceuticals Inc.*  ...........    12,900      632,100
   Total .................................              2,882,037
               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Electronics - 3.37%
 Information Storage Devices, Inc.*  .....    30,000  $   330,000
 LSI Logic Corporation*  .................     7,000      229,250
 SDL, Inc.*  .............................    36,000      882,000
 Silicon Valley Group, Inc.*  ............    17,000      430,304
   Total .................................              1,871,554

Hospital Management - 7.72%
 ARV Assisted Living, Inc.*  .............    70,000      822,500
 Emeritus Corporation*  ..................    50,000      581,250
 Inphynet Medical Management Inc.*  ......    20,000      477,500
 Quorum Health Group, Inc.*  .............    11,000      240,625
 Sierra Health Services, Inc.*  ..........    15,000      476,250
 Sterling House Corporation*  ............    58,500      563,063
 United HealthCare Corporation  ..........     7,000      458,500
 Vencor, Incorporated*  ..................    20,675      671,938
   Total .................................              4,291,626

Insurance - 0.75%
 United Dental Care, Inc.*  ..............    10,000      415,000

Leisure Time - 0.65%
 Longhorn Steaks, Inc.*  .................    20,000      362,500

Publishing and Advertising - 1.06%
 Franklin Electronic Publishers, Inc.*  ..    20,000      590,000

Retailing - 1.07%
 Eastbay, Inc.*  .........................     7,000      135,625
 Movie Gallery, Inc.*  ...................    15,000      459,375
   Total .................................                595,000

Services, Consumer and Business - 5.91%
 CMG Information Services, Inc.*  ........    25,000    2,312,500
 Stewart Enterprises, Inc., Class A  .....    26,500      973,875
   Total .................................              3,286,375

Telecommunications - 3.90%
 MFS Communications Company, Inc.*  ......    22,000    1,177,000
 Mobile Telecommunication Technologies
   Corp.* ................................    20,000      427,500
 TESSCO Technologies Incorporated*  ......    20,000      562,500
   Total .................................              2,167,000

Textiles and Apparel - 0.90%
 Department 56, Inc.*  ...................    13,000      498,875


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Trucking - 0.25%
 Knight Transportation, Inc.*  ...........    10,000  $   140,000

TOTAL COMMON STOCKS - 66.09%                          $36,739,805
 (Cost: $27,788,215)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.41%
 U.S. Bancorp,
   Master Note ...........................   $ 1,896    1,896,000

Consumer Electronics and Appliances - 3.59%
 TDK (USA) Corp.,
   5.71%, 1-22-96 ........................     2,000    1,993,338

Financial - 6.30%
 Merrill Lynch & Co., Inc.,
   5.75%, 1-19-96 ........................     2,000    1,994,250
 Philip Morris Capital Corp.,
   5.72%, 1-19-96 ........................     1,510    1,505,681
   Total .................................              3,499,931

Food and Related - 5.53%
 General Mills, Inc.,
   Master Note ...........................     1,719    1,719,000
 Sara Lee Corporation,
   Master Note............................     1,355    1,355,000
   Total .................................              3,074,000

Insurance - 2.88%
 Aon Corporation,
   5.72%, 1-9-96 .........................     1,605    1,602,960

Public Utilities - Electric - 3.61%
 Pacificorp,
   5.72%, 2-2-96 .........................     2,020    2,009,729

Public Utilities - Gas - 4.58%
 Michigan Consolidated Gas Company,
   5.8%, 1-10-96 .........................     2,550    2,546,303

Telecommunications - 3.59%
 Southwestern Bell Telephone Company,
   5.8%, 1-8-96 ..........................     2,000    1,997,745

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1995

                                                            Value

TOTAL SHORT-TERM SECURITIES - 33.49%                  $18,620,006
 (Cost: $18,620,006)

TOTAL INVESTMENT SECURITIES - 99.58%                  $55,359,811
 (Cost: $46,408,221)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.42%         231,636

NET ASSETS - 100.00%                                  $55,591,447





               See Notes to Schedules of Investments on page 71.

BALANCED PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


This report relates to the operation of the Balanced Portfolio for the fiscal year ended December 31, 1995. The discussion, graphs and tables contained in this report will provide you with information regarding the Portfolio's performance during that period.

During most of 1995, interest rates and inflation declined and corporate profits rose. A number of corporate takeovers and share repurchases caused a reduction in the supply of available stock. These factors contributed to strong performances in both the stock and bond markets for 1995. Throughout much of 1995, interest-sensitive industries and technology issues posted impressive returns, while consumer cyclical industries underperformed due to consumer price resistance and income constraints.

In 1995, we pursued a strategy of continuing to focus on total return for the Portfolio while preserving the safety of capital. In furtherance of this approach, we attempted to reduce risk to the Portfolio by diversifying across a broad number of industries and maintaining a cash position to enhance flexibility.

The strategies and techniques we applied resulted in the direction of the Portfolio's overall performance, and the performance of its holdings in the various categories of securities in which the Portfolio invests, outperforming the bond market index and underperforming compared to the stock market index charted on the following page. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index) and the bond market (the Lehman Brothers Government/Corporate Bond Index). A variety of indexes is presented because the Portfolio invests in stocks and bonds. The positive return of the markets in 1995 was driven primarily by the performance of a select number of stocks. Our strategies of diversification and maintaining a cash position contributed to the underperformance of the Portfolio as compared to the indexes.

We anticipate that interest rates will continue to decline in 1996 and that inflation will remain low. Congressional action on the federal budget deficit could have an impact upon the country's economic condition and financial markets during the year. Without a budget agreement in place, it may be difficult for interest rates to decline significantly. Slow economic growth seems likely and corporate profits growth should weaken, resulting in a more volatile stock market than experienced in 1995. We intend to continue to search for investments that present the best prospects for positive long-term returns consistent with the Portfolio's investment objectives.

Thank you for your continued confidence.

Respectfully,
Cynthia P. Prince-Fox
Manager, Balanced Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                         TMK/UNITED BALANCED PORTFOLIO,
                           THE S&P 500 INDEX, AND THE
                LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

Average Annual Total Return*
1 year    1+ years**
 24.19%    13.66%

                                                           Lehman
                                                         Brothers
                                          Standard    Government/
                         TMK/United       & Poor's      Corporate
                           Balanced            500           Bond
                          Portfolio          Index          Index
                         ----------       --------    -----------
     05/03/94  Purchase     $10,000        $10,000        $10,000
     12/31/94                 9,963         10,398         10,046
     12/31/95                12,373         14,306         11,979

----- S&P 500 Index*** -- $14,306
===== TMK/United Balanced Portfolio**** -- $12,373
+++++ Lehman Bros Gov't/Corp Bond Index*** -- $11,979

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **5-3-94 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index (including income) are not available, investment in the indexes was effected as of April 30, 1994.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Airlines - 0.79%
 Southwest Airlines Co.  .................     8,000  $   186,000

Automotive - 1.81%
 Eaton Corporation  ......................     6,000      321,750
 AB Volvo AK, ADR, Series B  .............     5,100      104,866
   Total .................................                426,616

Banks and Savings and Loans - 4.05%
 Ahmanson (H.F.) & Company  ..............    14,500      384,250
 BankAmerica Corporation  ................     4,500      291,375
 Great Western Financial Corporation  ....    11,000      280,500
   Total .................................                956,125

Beverages - 1.47%
 PepsiCo, Inc.  ..........................     6,200      346,425

Biotechnology and Medical Services - 0.60%
 St. Jude Medical, Inc.*  ................     3,300      141,488

Building - 2.51%
 National Health Investors, Inc.  ........    12,000      397,500
 Temple-Inland Inc.  .....................       800       35,300
 York International Corporation  .........     3,400      159,800
   Total .................................                592,600

Chemicals Major - 3.22%
 du Pont (E.I.) de Nemours and Company  ..     2,400      167,700
 PPG Industries, Inc.  ...................     6,500      297,375
 Praxair, Inc.  ..........................     8,800      295,900
   Total .................................                760,975

Chemicals Specialty and Miscellaneous
 Technology - 0.80%
 Crompton & Knowles Corporation  .........    14,300      189,475

Computer Systems - 1.04%
 Cerner Corporation*  ....................    12,000      246,000

Domestic Oil - 3.31%
 Amoco Corporation .......................     4,100      294,688
 Apache Corporation  .....................     6,000      177,000
 Atlantic Richfield Company  .............     2,800      310,100
   Total .................................                781,788

Drugs and Hospital Supply - 1.44%
 American Home Products Corporation  .....     3,500      339,500

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Electrical Equipment - 1.04%
 Emerson Electric Co.  ...................     3,000  $   245,250

Electronics - 3.04%
 AVX Corporation  ........................    13,700      363,050
 Applied Materials, Inc.*  ...............     9,000      353,808
   Total .................................                716,858

Engineering and Construction - 0.99%
 Foster Wheeler Corporation  .............     5,500      233,750

Hospital Management - 3.21%
 LTC Properties, Inc.  ...................    18,000      270,000
 Tenet Healthcare Corporation*  ..........     9,600      199,200
 United HealthCare Corporation  ..........     4,400      288,200
   Total .................................                757,400

Household Products - 0.90%
 Estee Lauder Companies Inc. (The),
   Class A* ..............................     6,100      212,737

Insurance - 3.39%
 Amerin Corporation*  ....................    18,700      499,103
 Chubb Corporation (The)  ................     3,100      299,925
   Total .................................                799,028

International Oil - 0.71%
 Mobil Corporation  ......................     1,500      168,000

Leisure Time - 1.33%
 Red Lion Hotels, Inc.*  .................     6,500      113,750
 Time Warner Incorporated  ...............     5,300      200,737
   Total .................................                314,487

Machinery - 2.34%
 Deere & Company  ........................     6,000      211,500
 Keystone International, Inc.  ...........    17,000      340,000
   Total .................................                551,500

Metals and Mining - 1.34%
 Aluminum Company of America  ............     6,000      317,250

Multi-Industry - 2.18%
 ITT Corporation*  .......................     4,100      217,300
 ITT Hartford Group, Inc.*  ..............     4,100      198,338
 ITT Industries, Inc.  ...................     4,100       98,400
   Total .................................                514,038

Oil Services - 1.11%
 Schlumberger Limited  ...................     3,800      263,150

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Paper - 1.40%
 Champion International Corporation  .....     5,800  $   243,600
 Union Camp Corporation  .................     1,800       85,725
   Total .................................                329,325

Public Utilities - Electric - 1.23%
 Houston Industries Incorporated  ........    12,000      291,000

Publishing and Advertising - 0.96%
 McGraw-Hill, Inc.  ......................     2,600      226,525

Railroads - 0.47%
 Conrail Inc.  ...........................     1,600      112,000

Retailing - 6.18%
 Gymboree Corporation (The)*  ............     8,600      176,833
 May Department Stores Company (The)  ....    10,400      439,400
 Mercantile Stores Company, Inc.  ........     3,000      138,750
 Penney (J.C.) Company, Inc.  ............     4,000      190,500
 SYSCO Corporation  ......................     9,000      292,500
 Tommy Hilfiger Corporation*  ............     5,200      220,350
   Total .................................              1,458,333

Services, Consumer and Business - 0.98%
 Block (H & R), Inc.  ....................     5,700      230,850

Steel - 1.21%
 Nucor Corporation  ......................     5,000      285,625

Telecommunications - 5.93%
 AT&T Corporation  .......................     4,100      265,475
 BellSouth Corporation  ..................     4,800      208,800
 GTE Corporation  ........................     5,300      233,200
 General Motors Corporation, Class H  ....     6,600      324,225
 MCI Communications Corporation  .........     6,000      157,122
 Motorola, Inc.  .........................     2,600      148,200
 Nokia Corporation, Series A, ADS  .......     1,600       62,200
   Total .................................              1,399,222

TOTAL COMMON STOCKS - 60.98%                          $14,393,320
 (Cost: $12,530,593)

PREFERRED STOCKS
Airlines - 0.15%
 Delta Air Lines, Incorporated, Depository
   Shares, Convertible ...................       600       35,625

Computer Services and Software - 0.34%
 General Motors Corporation, Class E,
   Depository Shares, Convertible ........     1,100       80,575

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

PREFERRED STOCKS (Continued)
Drugs and Hospital Supply - 1.18%
 United States Surgical Corporation,
   Series A, Convertible .................    11,000  $   277,750

TOTAL PREFERRED STOCKS - 1.67%                        $   393,950
 (Cost: $374,906)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Domestic oil - 1.22%
 Enron Corp.,
   6.25%, 12-13-98 (Exchangeable) ........    $  261      288,000

Metals and Mining - 1.11%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........       257      261,250

TOTAL CORPORATE DEBT SECURITIES - 2.33%
 (Cost: $517,500)                                     $   549,250

UNITED STATES GOVERNMENT SECURITIES - 18.99%
 United States Treasury:
   6.875%, 8-31-99 .......................       250      262,735
   7.75%, 11-30-99 .......................     1,500    1,625,385
   7.125%, 2-29-2000 .....................       500      532,265
   6.375%, 8-15-2002 .....................       100      104,859
   7.5%, 2-15-2005 .......................     1,500    1,700,160
   6.25%, 8-15-2023 ......................       250      257,227
   Total .................................            $ 4,482,631
 (Cost: $4,130,639)

SHORT-TERM SECURITIES
Banks and Savings and Loans - 2.21%
 U.S. Bancorp,
   Master Note ...........................       521      521,000

Financial - 2.96%
 Merrill Lynch & Co., Inc.,
   5.75%, 1-19-96 ........................       700      697,988

Food and Related - 7.81%
 General Mills, Inc.,
   Master Note ...........................       759      759,000
 Sara Lee Corporation,
   Master Note............................     1,086    1,086,000
   Total .................................              1,845,000

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Paper - 2.11%
 Kimberly-Clark Corp.,
   5.75%, 1-26-96 ........................      $500  $   498,003

TOTAL SHORT-TERM SECURITIES - 15.09%                  $ 3,561,991
 (Cost: $3,561,991)

TOTAL INVESTMENT SECURITIES - 99.06%                  $23,381,142
 (Cost: $21,115,629)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%         221,730

NET ASSETS - 100.00%                                  $23,602,872


               See Notes to Schedules of Investments on page 71.

ASSET STRATEGY PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


This report relates to the operation of the Asset Strategy Portfolio for the fiscal year ended December 31, 1995. The discussion, graphs and tables contained in this report will provide you with information regarding the Portfolio's performance during that period. The public offering of shares of the Portfolio began on May 1, 1995. Consequently, the performance data contained in this report will reflect activity for less than a full year.

Since the inception of the Portfolio, the U.S. stock market has achieved an all-time high and the U.S. fixed income markets have risen strongly. Due to the high levels of the markets, the second half of 1995 was not perceived as an attractive period for aggressive investment by the Portfolio.

Accordingly, we chose to pursue a strategy of maintaining a high cash position in 1995. However, since its inception, the Portfolio has gradually been invested in value-oriented stocks and fixed income securities. We have emphasized investments in securities which we perceive to carry limited risk and substantial potential for appreciation over time.

The strategies and techniques we applied resulted in the direction of the Portfolio's overall performance, and the performance of its holdings in the various categories of securities in which the Portfolio invests, remaining below that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index), one-month certificates of deposit (Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit) and the bond market (the Lehman Brothers Aggregate Bond Index). A variety of indexes is presented because the Portfolio invests in stocks, bonds and other instruments. The Portfolio underperformed the indexes primarily due to the high levels of cash maintained during the Portfolio's start-up period.

In 1996, we anticipate slow economic growth and low inflation. As corporate earnings growth slows and perhaps even declines, we expect both domestic and international stock markets to exhibit increased volatility. Such periods, although wrought with uncertainty, often provide excellent investment
opportunities in both stocks and in fixed income securities.   The Portfolio is
well-positioned to take advantage of these opportunities due to its large cash position and its ability to invest in a wide variety of asset types.

Thank you for your continued confidence.


Respectfully,
James D. Wineland
Manager, Asset Strategy Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      TMK/UNITED ASSET STRATEGY PORTFOLIO,
                               THE S&P 500 INDEX,
                 THE LEHMAN BROTHERS AGGREGATE BOND INDEX, AND
   THE SALOMON BROTHERS SHORT-TERM INDEX FOR 1 MONTH CERTIFICATES OF DEPOSIT


                    Aggregate
Period              Total Return*
5/1/95-12/31/95**        1.80%

                                             Salomon
                                            Brothers
                      United        LehmanShort-Term
                      Asset       Brothers     Index
                      StrategyS&PAggregatefor 1 month
                      Fund,  500      BondCertificates
                      Inc. Index     Indexof Deposit
                      --------------------------------------
     05/01/95  Purchase  $10,000   $10,000   $10,000   $10,000
     06/30/95         10,07210,641  10,463    10,100
     09/30/95         10,18411,487  10,669    10,250
     12/31/95         10,18012,179  11,123    10,401



     ++++      S&P 500 Index***  -- $12,179
     ****      Lehman Brothers Aggregate Bond Index***  --  $11,123
     *--*--    Salomon Brothers Short-Term Index for 1 Month Certificates of
Deposit***  --  $10,401
     ====      TMK/United Asset Strategy Portfolio**** -- $10,180

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **5-1-95 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, investment in the indexes was effected as of April 30, 1995.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Beverages - 1.57%
 Buenos Aires Embotelladora
   S.A., ADR .............................     3,300   $   68,063

Computer Systems - 1.03%
 SanDisk Corporation*  ...................     3,000       44,625

Electronics - 4.83%
 Silicon Valley Group, Inc.*  ............     4,200      106,310
 Texas Instruments Incorporated  .........     2,000      103,500
   Total .................................                209,810

Retailing - 3.63%
 adidas AG (A)*  .........................     3,000      157,950

Telecommunications - 4.77%
 Motorola, Inc.  .........................     2,000      114,000
 Nokia Corporation, Series A, ADS  .......     2,400       93,300
   Total .................................                207,300

TOTAL COMMON STOCKS - 15.83%                           $  687,748
 (Cost: $741,729)

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Banks and Savings and Loans - 3.18%
 U.S. Bancorp,
   Master Note ...........................    $  138      138,000

 Consumer Electronics and Appliances - 3.44%
 TDK (USA) Corp.,
   5.71%, 1-22-96 ........................       150      149,500

 Financial - 11.48%
 BHP Finance (USA) Inc.,
   5.78%, 1-12-96 ........................       150      149,735
 Merrill Lynch & Co., Inc.,
   5.75%, 1-19-96 ........................       150      149,569
 Nestle Capital Corp.,
   5.75%, 1-12-96 ........................       200      199,649
   Total .................................                498,953


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Food and Related - 12.42%
 General Mills, Inc.,
   Master Note ...........................    $  204   $  204,000
 Quaker Oats Co.,
   5.82%, 1-23-96 ........................       150      149,467
 Sara Lee Corporation,
   Master Note............................       186      186,000
   Total .................................                539,467

 Insurance - 4.60%
 Aon Corporation,
   5.72%, 1-9-96 .........................       200      199,746

 Public Utilities - Electric - 4.60%
 Potomac Electric Power Co.,
   5.75%, 1-4-96 .........................       200      199,904

 Telecommunications - 4.60%
 Southwestern Bell Telephone Company,
   5.8%, 1-8-96 ..........................       200      199,774

Total Commercial Paper - 44.32%                         1,925,344

Commercial Paper (backed by irrevocable
 letter of credit) - 3.33%
 Centric Funding Corp. (Wachovia Bank
   of North Carolina N.A.),
   5.77%, 1-16-96 ........................       145      144,651

United States Treasury Bill - 34.90%
 Federal National Mortgage Association,
   5.57%, 2-8-96 .........................     1,525    1,516,034

TOTAL SHORT-TERM SECURITIES - 82.55%                   $3,586,029
 (Cost: $3,586,029)

TOTAL INVESTMENT SECURITIES - 98.38%                   $4,273,777
 (Cost: $4,327,758)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.62%          70,165

NET ASSETS - 100.00%                                   $4,343,942

MONEY MARKET PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


This report covers the operation of the Money Market Portfolio for the fiscal year ended December 31, 1995. The following discussion provides you with information regarding the Portfolio's performance during that period.

In February of 1995, the Federal Reserve Bank took action to tighten bank reserves. As a result, short-term interest rates rose during the first six months of the year. As the economy began to show signs of slowing during the second half of 1995 and inflation appeared to be under control, the Federal Reserve Bank eased its monetary policies and short-term interest rates began to fall.

As short-term interest rates began their decline in June of 1995, we increased the average maturity of the Portfolio's holdings from thirty-five days to sixty-five days by mid-December to take advantage of the higher interest rates accompanying longer maturities. We also added floating-rate securities tied to money market indices to the Portfolio's asset base, which adjust quickly to changes in yield as short-term interest rates rise.

In 1996, we expect the economy to continue its slow rate of growth. Slow economic growth should allow the Federal Reserve Bank to ease its monetary policy and reduce short-term interest rates. As short-term interest rates decrease, we will continue to look for opportunities to purchase instruments with longer maturities to lock in the higher interest rates. We also expect to continue searching for floating-rate securities which promise to provide above-market yields for the Portfolio.

Thank you very much for your continued support and confidence.


Respectfully,
Richard K. Poettgen
Manager, Money Market Portfolio

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 5.42%
 Barnett Bank of Florida, Jacksonville,
   5.9375%, 1-26-96 ......................    $1,000  $   999,981
 Wachovia Bank and Trust,
   5.82%, 1-29-96 ........................     1,000    1,000,000
   Total .................................              1,999,981

 Yankee - 8.13%
 Banque Nationale de Paris,
   6.1%, 10-10-96 ........................     1,000      999,125
 Creditanstalt - Bankverein,
   6.0%, 10-11-96 ........................     1,000      999,257
 Societe Generale - New York,
   5.75%, 2-8-96 .........................     1,000    1,000,000
   Total .................................              2,998,382

Total Certificates of Deposit - 13.55%                  4,998,363

Commercial Paper - 3.57%
 U.S. Bancorp,
   Master Note ...........................     1,315    1,315,000

Notes - 4.07%
 Bank One Milwaukee, N.A.,
   7.25%, 2-9-96 .........................       500      500,000
 PNC Bank, N.A.,
   5.88%, 12-20-96 .......................     1,000      999,623
   Total .................................              1,499,623

TOTAL BANK OBLIGATIONS - 21.19%                       $ 7,812,986
 (Cost: $7,812,986)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals Major - 5.41%
 Air Products and Chemicals, Inc.,
   5.75%, 1-16-96 ........................     1,000      997,604
 du Pont (E.I.) de Nemours and Company,
   5.77%, 1-19-96 ........................     1,000      997,115
   Total .................................              1,994,719

 Chemicals Specialty and Miscellaneous Technology - 3.10%
 Minnesota Mining and Manufacturing Company,
   5.75%, 1-18-96 ........................     1,145    1,141,891


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Consumer Electronics and Appliances - 2.70%
 TDK (USA) Corp.,
   5.71%, 1-22-96 ........................    $1,000  $   996,669

 Domestic Oil - 4.88%
 Amoco Corporation,
   5.77%, 2-16-96 ........................     1,000    1,000,000
 Atlantic Richfield Company,
   5.78%, 1-19-96 ........................       800      797,688
   Total .................................              1,797,688

 Financial - 19.67%
 AT&T Capital Corp.,
   5.72%, 1-26-96 ........................     1,000      996,028
 Avco Financial Services, Inc.,
   5.67%, 2-9-96 .........................     1,000      993,858
 B.A.T. Capital Corp.,
   5.72%, 1-18-96 ........................       600      598,379
 Merrill Lynch & Co., Inc.,
   5.75%, 1-29-96 ........................       500      497,764
 Safeco Credit Company, Inc.,
   5.71%, 1-25-96 ........................     1,000      996,193
 Sony Capital Corp.,
   5.7%, 2-13-96 .........................     1,000      993,192
 Swedish Export Credit Corporation,
   5.72%, 1-24-96 ........................     1,000      996,346
 Transamerica Financial Group:
   5.72%, 1-11-96 ........................       750      748,808
   5.72%, 1-25-96 ........................       435      433,341
   Total .................................              7,253,909

 Food and Related - 8.07%
 CPC International Inc.,
   5.62%, 3-13-96 ........................       875      865,165
 General Mills, Inc.,
   Master Note ...........................     1,000    1,000,000
 Sara Lee Corporation,
   Master Note ...........................     1,110    1,110,000
   Total .................................              2,975,165

 Insurance - 2.71%
 Aon Corporation,
   5.72%, 1-9-96 .........................     1,000      998,729

 Paper - 2.90%
 Kimberly-Clark Corp.,
   5.75%, 1-26-96 ........................     1,075    1,070,707

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Public Utilities - Electric - 3.52%
 Baltimore Gas and Electric Company,
   5.7%, 1-11-96 .........................    $1,300  $ 1,297,942

 Public Utilities - Gas - 5.41%
 Michigan Consolidated Gas Company,
   5.8%, 1-10-96 .........................     1,000      998,550
 Questar Corp.,
   5.9%, 1-19-96 .........................     1,000      997,050
   Total .................................              1,995,600

 Telecommunications - 2.71%
 U.S. West Communications, Inc.,
   5.77%, 1-19-96 ........................     1,000      997,115

Total Commercial Paper - 61.08%                        22,520,134

Notes - 1.35%
 Financial
 Merrill Lynch & Co., Inc.,
   5.935%, 2-20-96 .......................       500      500,007

TOTAL CORPORATE OBLIGATIONS - 62.43%                  $23,020,141
 (Cost: $23,020,141)

MUNICIPAL OBLIGATIONS
 California - 3.53%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.9%, 2-1-96 ..........................       800      800,000
 Oakland-Alameda County Coliseum Lease
   Revenue Bonds (Oakland Coliseum Project),
   1995 Series B-1 (Canadian Imperial Bank
   of Commerce),
   5.85%, 1-10-96 ........................       500      500,000
   Total .................................              1,300,000


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
 Pennsylvania - 0.54%
 Montgomery County Industrial Development
   Authority, Revenue Bonds (410 Horsham Associates
   Project), Series of 1995 (Meridian Bank),
   6.1%, 1-3-96 ..........................    $  200  $   200,000

 Texas - 1.35%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.85%, 1-31-96 ........................       500      497,562

TOTAL MUNICIPAL OBLIGATIONS - 5.42%                   $ 1,997,562
 (Cost: $1,997,562)

UNITED STATES GOVERNMENT
 OBLIGATIONS
 Federal Home Loan Banks,
   5.9%, 7-8-96 ..........................     1,000    1,000,000
 Federal Home Loan Mortgage Corporation,
   5.95%, 6-7-96 .........................     1,000    1,000,000
 Student Loan Management Association,
   5.35%, 1-3-96 .........................     1,000    1,000,000

TOTAL UNITED STATES GOVERNMENT
 OBLIGATIONS - 8.14%                                  $ 3,000,000
 (Cost: $3,000,000)

TOTAL INVESTMENT SECURITIES - 97.18%                  $35,830,689
 (Cost: $35,830,689)

CASH AND OTHER ASSETS,
 NET OF LIABILITIES - 2.82%                             1,041,555

NET ASSETS - 100.00%                                  $36,872,244


               See Notes to Schedules of Investments on page 71.

LIMITED-TERM BOND PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


This report relates to the operation of the Limited-Term Bond Portfolio during the fiscal year ended on December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

During 1995, the bond markets were impacted significantly by the downward trend in interest rates over the course of the year. At the beginning of 1995, the economy still appeared to be experiencing above-average growth and the Federal Reserve Bank increased further the restrictive monetary policy initiated during the prior year. By mid-year, the economy began to show signs of slowing and the Federal Reserve Bank responded by lowering the federal funds rate. Two-year Treasury Notes yields declined from 7.75% to 5.50% during the summer of 1995. Action by the Federal Reserve Bank, a slowing economy, low inflation and prospects for a balanced federal budget contributed to the decline in interest rates during the year.

To take advantage of the trend to lower interest rates, the average maturity and duration of the Portfolio was increased during 1995 and cash levels decreased. We increased the Portfolio's average maturity to above the mid-point of its 2 to 5 year maturity range, to best position for total returns from income and principal appreciation in light of the prevailing economic conditions.

The strategies and techniques we applied resulted in the direction of the Portfolio's performance remaining fairly consistent with that of the Lehman Brothers Mutual Fund Short Investment Grade Debt Index as charted on the following page. That index reflects the performance of securities that generally represent the short-maturity sector of the bond market.

1996 presents an uncertain economic picture. We expect the economy to grow at a slow rate until it is stimulated by a less restrictive monetary policy on the part of the Federal Reserve Bank or stronger overseas activity. We anticipate that low inflation will continue through the first part of 1996 creating a favorable environment for fixed income securities. Our strategy will be to maintain the average maturity of the Portfolio at present levels and continue to identify and invest in undervalued sectors of the market in an effort to add value and provide extra return potential to the Portfolio.

Thank you very much for your continued support and confidence.


Respectfully,
W. Patrick Sterner
Manager, Limited-Term Bond Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     TMK/UNITED LIMITED-TERM BOND PORTFOLIO
     AND THE LEHMAN BROTHERS MUTUAL FUND SHORT INVESTMENT GRADE DEBT INDEX

Average Annual Total Return*
1 year    1+ years**
 14.29%    8.53%

                                            Lehman
                                          Brothers
                                       Mutual Fund
                         TMK/United          Short
                       Limited-Term     Investment
                               Bond     Grade Debt
                          Portfolio          Index
                          ---------      ---------
     05/03/94  Purchase     $10,000        $10,000
     12/31/94                10,026         10,142
     12/31/95                11,458         11,605


----- Lehman Bros MF Short Inv Grade Debt Index*** -- $11,605
+++++ TMK/United Limited-Term Bond Portfolio**** -- $11,458

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **5-3-94 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the Lehman Brothers Mutual Fund Short Investment Grade Debt Index (including income) are not available, investment in the index was effected as of April 30, 1994.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Airlines - 3.86%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................      $100  $   110,147

Automotive - 1.79%
 General Motors Corporation,
   7.625%, 2-15-97 .......................        50       51,091

Banks and Savings and Loans - 13.63%
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................       100      114,773
 Boatmen's Bancshares, Inc.,
   9.25%, 11-1-2001 ......................        50       57,363
 NCNB Corporation,
   10.5%, 3-15-99 ........................        50       50,458
 Norwest Financial, Inc.,
   7.75%, 8-15-2001 ......................        50       54,437
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       100      111,864
   Total .................................                388,895

Chemicals Major - 3.01%
 ICI Wilmington, Inc.,
   9.5%, 11-15-2000 ......................        75       85,790

Chemicals Specialty and Miscellaneous
 Technology - 4.90%
 Polaroid Corporation,
   8.0%, 3-15-99 .........................        85       89,790
 Xerox Credit Corporation,
   6.25%, 1-15-96 ........................        50       50,003
   Total .................................                139,793

Domestic Oil - 1.88%
 BP America Inc.,
   9.5%, 1-1-98 ..........................        50       53,738

Drugs and Hospital Supply - 5.54%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................       100      106,999
 Baxter International Inc.,
   9.25%, 9-15-96 ........................        50       51,190
   Total .................................                158,189

Electrical Equipment - 4.89%
 Burlington Resources Inc.,
   8.5%, 10-1-2001 .......................       125      139,672


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 15.64%
 American General Finance Corporation,
   8.25%, 1-15-98 ........................      $ 50   $   52,470
 Associates Corporation of North America,
   7.875%, 9-30-2001 .....................       100      109,113
 Avco Financial Services, Inc.,
   5.5%, 4-1-2000 ........................        50       49,133
 Ford Motor Credit Company,
   8.0%, 1-15-99 .........................        75       79,294
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       100      104,899
 Household Finance Corporation,
   7.75%, 6-15-97 ........................        50       51,454
   Total .................................                446,363

Insurance - 1.92%
 Transamerica Finance Corporation,
   8.75%, 10-1-99 ........................        50       54,705

International Oil - 3.89%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................        50       55,390
 Texaco Capital Inc.,
   9.0%, 12-15-99 ........................        50       55,576
   Total .................................                110,966

Machinery - 1.78%
 Ingersoll-Rand Company,
   8.25%, 11-1-96 ........................        50       50,928

Multi-Industry - 1.78%
 ITT Hartford,
   7.25%, 12-1-96 ........................        50       50,664

Public Utilities - Pipelines - 1.91%
 Consolidated Natural Gas Company,
   8.75%, 6-1-99 .........................        50       54,529

Retailing - 7.54%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       100      107,460
 Sears, Roebuck and Co.,
   9.25%, 4-15-98 ........................       100      107,592
   Total .................................                215,052

TOTAL CORPORATE DEBT SECURITIES - 73.96%               $2,110,522
 (Cost: $2,036,895)


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................       $82   $   82,148
   5.0%, 12-25-2001 ......................       100       99,312
   11.0%, 10-1-2020 ......................        41       47,274
 Government National Mortgage Association,
   7.0%, 9-15-2008 .......................        90       91,684
 United States Treasury:
   6.375%, 8-15-2002......................        50       52,429
   6.25%, 2-15-2003 ......................       100      104,328

TOTAL UNITED STATES GOVERNMENT SECURITIES - 16.72%     $  477,175
 (Cost: $458,965)

SHORT-TERM SECURITIES
Banks and Savings and Loans - 3.15%
 U.S. Bancorp,
   Master Note ...........................        90       90,000

Food and Related - 3.44%
 General Mills, Inc.,
   Master Note ...........................        98       98,000

TOTAL SHORT-TERM SECURITIES - 6.59%                    $  188,000
 (Cost: $188,000)

TOTAL INVESTMENT SECURITIES - 97.27%                   $2,775,697
 (Cost: $2,683,860)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.73%          77,782

NET ASSETS - 100.00%                                   $2,853,479


               See Notes to Schedules of Investments on page 71.

BOND PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


This report relates to the operation of the Bond Portfolio for the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding Portfolio's performance during that period.

During 1995, slowing economic growth resulted in lower interest rates across the maturity spectrum. Despite a weakening economy, the Federal Reserve Bank only made minor reductions in interest rates. The relatively restrictive policy of the Federal Reserve Bank during 1995 fueled expectations of declining inflation which boosted returns on longer-term bonds. Strong corporate profit growth in 1995 resulted in strong relative performance by the corporate bond market during the year.

In response to prevailing economic conditions at the beginning of 1995, the average maturity of the Portfolio was lengthened. Further, the Portfolio's exposure to callable and mortgaged-backed bonds that tend to underperform during periods of declining interest rates was lowered.

The strategies and techniques we applied resulted in the Portfolio outperforming the Lehman Brothers Government/Corporate Bond Index during 1995 charted on the following page. That index reflects the performance of securities that generally represent the bond market.

In 1996, we anticipate volatility in the fixed income markets will continue, albeit at somewhat reduced magnitude relative to the extremes experienced in 1994 and 1995. Congressional action is expected to significantly alter the federal government's fiscal policy and the uncertainty created by the ongoing negotiations promises to add some volatility to the markets. The uncertainty regarding the course of political, fiscal and monetary policies has caused us to reduce the duration of the Portfolio's holdings relative to the beginning of 1995.

Thank you very much for your continued support and confidence.


Respectfully,
James C. Cusser
Manager, Bond Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                           TMK/UNITED BOND PORTFOLIO
            AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

Average Annual Total Return*
1 year    5 years   8+ years**
20.56%     9.66%      9.30%

                                            Lehman
                                          Brothers
                                       Government/
                         TMK/United      Corporate
                               Bond           Bond
                          Portfolio          Index
                         ----------    -----------
     07/13/87  Purchase     $10,000       $    ---
     07/31/87                10,070         10,000
     12/31/87                10,331         10,298
     12/31/88                11,131         11,079
     12/31/89                12,449         12,656
     12/31/90                13,325         13,705
     12/31/91                15,482         15,916
     12/31/92                16,670         17,121
     12/31/93                18,730         19,014
     12/31/94                17,624         18,347
     12/31/95                21,246         21,877

----- Lehman Bros Gov't/Corp Bond Index*** -- $21,877
+++++ TMK/United Bond Portfolio**** -- $21,246

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **7-13-87 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the Lehman Brothers Government/Corporate Bond Index (including income) are not available, investment in the index was effected as of July 31, 1987.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES
Aerospace - 1.28%
 McDonnell Douglas Corporation:
   8.625%, 4-1-97 ........................    $  534  $   552,957
   9.25%, 4-1-2002 .......................       500      582,200
   Total .................................              1,135,157

Airlines - 1.23%
 Federal Express Corporation,
   7.89%, 9-23-2008 ......................     1,000    1,088,980

Automotive - 2.78%
 General Motors Corporation,
   8.8%, 3-1-2021 ........................     2,000    2,465,060

Banks and Savings and Loans - 15.92%
 Bank of Boston Corporation,
   6.625%, 12-1-2005 .....................       500      508,695
 BarclaysAmericanCorporation,
   9.125%, 12-1-97 .......................       225      238,743
 BayBanks, Inc.,
   5.812%, 9-30-97 .......................     2,900    2,894,896
 Bayerische Landesbank Girozentale, NY
   Branch, CD, Currency Protected Deutschemark
   Swap Rate Inverse Floating Rate,
   5.235%, 3-28-97 (C) ...................     1,000      997,500
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      510,000
 Citicorp,
   7.75%, 6-15-2006 ......................     1,000    1,111,780
 First Union Corporation,
   6.55%, 10-15-2035 .....................       500      520,015
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,196,440
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     1,000    1,223,770
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     1,000    1,215,340
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,000    1,070,000
 Skandia Enskilda Banken, NY Branch
   Certificate of Deposit Dollarized
   Australian Dollar Reset,
   4.0%, 4-5-99 ..........................     1,000      931,250
 SouthTrust Bank of Alabama, N.A.,
   7.69%, 5-15-2025 ......................       500      550,610
 Wells Fargo & Company,
   8.75%, 5-1-2002 .......................     1,000    1,131,860
   Total .................................             14,100,899


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Beverages - 1.15%
 Coca-Cola Enterprises Inc.,
   0.0%, 6-20-2020 .......................   $ 5,000  $ 1,014,600

Building - 7.59%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................       500      551,535
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000    1,120,830
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................       500      473,750
 Noranda Forest Inc.,
   7.5%, 7-15-2003 .......................     1,000    1,054,250
 Noranda Inc.,
   7.0%, 7-15-2005 .......................       500      517,740
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................     1,000    1,120,240
 USG Corporation,
   9.25%, 9-15-2001 ......................     1,000    1,070,000
 Del Webb Corporation,
   10.875%, 3-31-2000 ....................       800      816,000
   Total .................................              6,724,345

Chemicals Major - 1.02%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................       750      899,677

Computer Systems - 0.55%
 Unisys Corporation,
   9.75%, 9-15-96 ........................       500      485,000

Domestic Oil - 3.30%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................     1,000    1,148,550
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................     1,250    1,243,750
 Union Texas Petroleum Holdings, Inc.,
   8.25%, 11-15-99 .......................       500      532,090
   Total .................................              2,924,390

Electrical Equipment -  2.02%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................     1,500    1,791,825


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 9.40%
 Banc One Credit Card Master Trust,
   7.55%, 12-15-99 .......................    $1,000  $ 1,036,560
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,227,580
 Countrywide Mortgage Backed Securities,
   Inc.,
   6.5%, 4-25-2024 .......................     2,000    1,974,200
 DLJ Mortgage Acceptance Corp.,
   6.5%, 4-25-2024 .......................       970      950,949
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     1,000    1,217,310
 JCP Master Credit Card Trust,
   9.625%, 6-15-2000 .....................       500      546,715
 National Credit Card Trust 1989-4,
   9.45%, 12-31-97 .......................       350      355,688
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   8.0%, 10-25-2024 ......................     1,000    1,015,370
   Total .................................              8,324,372

Hospital Management - 0.59%
 Tenet Healthcare Corporation,
   8.625%, 12-1-2003 .....................       500      525,000

Household Products - 2.81%
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    2,488,180

International Oil - 0.53%
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................       500      470,000

Leisure Time - 6.46%
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      537,500
 Marriott International, Inc.,
   6.75%, 12-15-2003 .....................     1,000    1,019,970
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     1,000    1,056,840
 Time Warner Incorporated,
   7.75%, 6-15-2005 ......................     1,000    1,041,030
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000    1,038,060
 Viacom International Inc.:
   9.125%, 8-15-99 .......................       500      522,500
   6.75%, 1-15-2003 ......................       500      504,295
   Total .................................              5,720,195

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Machinery - 1.27%
 Joy Technologies Inc.,
   10.25%, 9-1-2003 ......................    $1,000  $ 1,120,000

Multi-Industry - 1.17%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,000    1,040,000

Public Utilities - Electric - 1.22%
 Kansas Gas and Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,082,560

Public Utilities - Pipelines - 1.85%
 Arkla, Inc.,
   8.875%, 7-15-99 .......................       500      536,305
 Coastal Corporation (The),
   10.375%, 10-1-2000 ....................       500      584,340
 NorAm Energy Corp.,
   7.5%, 8-1-2000 ........................       500      513,065
   Total .................................              1,633,710

Publishing and Advertising - 0.62%
 News America Holdings Incorporated,
   9.125%, 10-15-99 ......................       500      552,690

Railroads - 1.21%
 Penn Central Corporation (The),
   10.625%, 4-15-2000 ....................     1,000    1,068,560

Steel - 1.22%
 USX Corporation,
   8.21%, 1-21-2000 ......................     1,000    1,082,620

Telecommunications - 3.24%
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     1,000    1,271,060
 Southwestern Bell Telephone Company,
   7.0%, 8-26-2002 .......................     1,000    1,058,810
 US WEST, Inc.,
   8.4%, 9-15-99 .........................       500      541,595
   Total .................................              2,871,465

TOTAL CORPORATE DEBT SECURITIES - 68.43%              $60,609,285
 (Cost: $57,395,820)

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES
Australia - 0.82%
 New South Wales Treasury,
   7.0%, 2-1-2000 (D) ....................  $A 1,000  $   723,075

Canada - 3.91%
 Hydro Quebec:
   8.05%, 7-7-2024 .......................  $  1,000    1,141,760
   7.4%, 3-28-2025 .......................     1,000    1,158,630
 Province of Nova Scotia,
   8.25%, 11-15-2019......................     1,000    1,163,570
   Total .................................              3,463,960

Supranationals - 1.39%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,229,480

TOTAL OTHER GOVERNMENT SECURITIES - 6.12%             $ 5,416,515
 (Cost: $4,975,832)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.83%, 7-3-2002 .......................       500      512,580
   7.5%, 11-15-2017 ......................     1,538    1,592,783
   7.5%, 4-15-2019 .......................     1,283    1,292,650
   7.95%, 12-15-2020 .....................     3,000    3,127,500
   7.0%, 1-15-2021 .......................       500      506,560
   8.0%, 11-1-2024 .......................       931      965,010
   8.0%, 4-1-2025 ........................       879      911,118
 Federal National Mortgage Association,
   7.09%, 4-1-2004 .......................       500      505,780
 United States Treasury:
   7.875%, 11-15-99 ......................     2,000    2,174,380
   7.875%, 8-15-2001 .....................     2,000    2,233,740
   7.5%, 2-15-2005 .......................     1,000    1,133,440
   5.875%, 11-15-2005 ....................     2,000    2,045,000
   0.0%, 5-15-2020 .......................     8,000    1,768,800

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 21.19%                                  $18,769,341
 (Cost: $18,161,720)

TOTAL SHORT-TERM SECURITIES - 2.84%                   $ 2,516,805
 (Cost: $2,516,805)


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1995

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.58%                  $87,311,946
 (Cost: $83,050,177)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.42%       1,257,561

NET ASSETS - 100.00%                                  $88,569,507

               See Notes to Schedules of Investments on page 71.

HIGH INCOME PORTFOLIO
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Policyholder:


Dear Policyholder:


This report relates to the operation of the High Income Portfolio for the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Portfolio's performance during that period.

Early in 1995, the economy was growing at an above-average rate. In this environment, high yield investments were perceived favorably by investors. However, by mid-year economic growth was beginning to show signs of slowing. A number of bankruptcies in the consumer and retail sectors of the economy during the second half of 1995 dampened investor confidence not only in these areas but in cyclical issues of all types.

In early 1995, we sold a substantial portion of the Portfolio's holdings in the consumer and retail sectors. As we perceived prices beginning to peak, we also decreased the Portfolio's exposure to cyclical issues such as companies in the paper and chemical industries. During 1995, we increased the Portfolio's investments in the cable and media sectors, as well as in healthcare, gaming and telecommunications issues that tend to perform well in times of economic downturn. In response to the prevailing economic conditions, the Portfolio currently has approximately 10% of its assets in cash to provide investment flexibility during the coming year.

The strategies and techniques we applied resulted in the performance of the Portfolio slightly exceeding that of the First Boston High Yield Index as charted on the following page. That index reflects the performance of securities that generally represent the high-yield bond market. The superior performance of the Portfolio as compared to the index was due in large part to the investment strategies described in the previous paragraph which tended to precede similar actions taken by other market participants.

In 1996 we expect the slow economic growth to continue. We also expect the Federal Reserve Bank to continue to lower interest rates in an effort to spur the economy. To take advantage of lower interest rates, we anticipate moving out of shorter maturity callable paper to investments with longer maturities.
We will continue to monitor the cyclical industries for investment opportunities and maintain a slightly defensive posture until the economy improves.

Thank you very much for your continued support and confidence.


Respectfully,
Louise D. Rieke
Manager, High Income Portfolio

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        TMK/UNITED HIGH INCOME PORTFOLIO
                     AND THE FIRST BOSTON HIGH YIELD INDEX

Average Annual Total Return*
1 year    5 years   8+ years**
18.19%    16.08%     9.41%

                                             First
                                            Boston
                         TMK/United           High
                        High Income          Yield
                          Portfolio          Index
                        -----------         ------
     07/13/87  Purchase     $10,000        $   ---
     07/31/87                10,041         10,000
     12/31/87                 9,954         10,087
     12/31/88                11,461         11,465
     12/31/89                10,980         11,509
     12/31/90                10,164         10,775
     12/31/91                13,639         15,489
     12/31/92                15,779         18,070
     12/31/93                18,605         21,488
     12/31/94                18,130         21,280
     12/31/95                21,427         24,980

----- First Boston High Yield Index*** -- $24,980
+++++ TMK/United High Income Portfolio**** -- $21,427

    Past performance is not predictive of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the TMK/United Funds, Inc.

   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  **7-13-87 (the initial offering date) through 12-31-95.

 ***Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the First Boston High Yield Index (including income) are not available, investment in the index was effected as of July 31, 1987.

****The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                              Shares        Value
COMMON STOCKS
Building - 0.35%
 Walter Industries, Inc.*  ...............    23,272  $   303,979

Gaming - 0.16%
 Trump Hotels & Casino Resorts, Inc.*  ...     6,250      134,375

Leisure Time - 1.46%
 Infinity Broadcasting Corporation*  .....    33,750    1,257,187
 Sinclair Broadcast Group, Inc.*  ........       500        8,500
   Total .................................              1,265,687

Hospital Management - 0.87%
 LTC Properties, Inc.  ...................    50,000      750,000

Services, Consumer and Business - 0.40%
 Bell & Howell Holdings Company*  ........    12,500      350,000

TOTAL COMMON STOCKS - 3.24%                           $ 2,804,041
 (Cost: $1,580,674)

PREFERRED STOCKS
Banks and Savings and Loans - 0.62%
 California Federal Bank, F.S.B.  ........     5,000      541,875

Leisure Time - 0.63%
 Cablevision Systems Corporation,
   Convertible* ..........................    20,000      545,000

TOTAL PREFERRED STOCKS - 1.25%                        $ 1,086,875
 (Cost: $1,000,000)
                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Automotive - 2.27%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .......................    $1,500    1,470,000
 Walbro Corporation,
   9.875%, 7-15-2005 .....................       500      498,750
   Total .................................              1,968,750

Beverages - 0.47%
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (E) ...................       500      410,000



               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Biotechnology and Medical Services - 3.70%
 Abbey Healthcare Group, Incorporated,
   9.5%, 11-1-2002 .......................    $  500  $   532,500
 IVAC Corporation,
   9.25%, 12-1-2002 ......................       500      517,500
 Quorum Health Group, Inc.:
   11.875%, 12-15-2002 ...................     1,000    1,120,000
   8.75%, 11-1-2005 ......................     1,000    1,035,000
   Total .................................              3,205,000

Building - 7.64%
 American Standard Inc.:
   9.875%, 6-1-2001 ......................     1,000    1,077,500
   9.25%, 12-1-2016 ......................       500      520,000
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ........................       750      727,500
 Eagle Industries, Inc.,
   0.0%, 7-15-2003 (E) ...................     1,500    1,256,250
 NVR L.P.,
   11.0%, 4-15-2003 ......................     1,000    1,006,250
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      467,500
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .......................     1,000    1,060,000
 U.S. Home Corporation,
   9.75%, 6-15-2003 ......................       500      511,875
   Total .................................              6,626,875

Chemicals Specialty and Miscellaneous Technology - 0.35%
 UCAR Global Enterprises Inc.,
   12.0%, 1-15-2005 ......................       265      306,075

Computers Services and Software - 0.56%
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................       500      482,500

Domestic Oil - 1.54%
 Clark R & M Holdings, Inc.,
   0.0%, 2-15-2000 .......................     2,000    1,337,500

Drugs and Hospital Supply - 1.70%
 AmeriSource Distribution Corporation,
   11.25%, 7-15-2005 .....................       368      399,275
 General Medical Corporation,
   12.125%, 8-15-2005 ....................     1,124    1,078,093
   Total .................................              1,477,368

Electronics - 1.13%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .......................     1,000      980,000

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Financial - 0.58%
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ......................    $  500  $   505,000

Food and Related - 2.51%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................       300      265,500
 Specialty Foods Corporation:
   10.25%, 8-15-2001 .....................     1,000      940,000
   11.125%, 10-1-2002 ....................     1,000      970,000
   Total .................................              2,175,500

Gaming - 7.74%
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ......................     1,000    1,060,000
 GNF, CORP.,
   10.625%, 4-1-2003 .....................     1,000      932,500
 GNS Finance Corp.,
   9.25%, 3-15-2003 ......................     1,500    1,616,250
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ....................     1,000    1,025,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .......................     1,000    1,005,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................     1,000    1,070,000
   Total .................................              6,708,750

Hospital Management - 2.42%
 LTC Properties, Inc., Convertible,
   8.5%, 1-1-2000 ........................     1,000    1,000,000
 Tenet Healthcare Corporation,
   9.625%, 9-1-2002 ......................     1,000    1,100,000
   Total .................................              2,100,000

Household Products - 2.79%
 Exide Corporation:
   10.75%, 12-15-2002 ....................       750      813,750
   0.0%, 12-15-2004 (E) ..................       500      420,000
   10.0%, 4-15-2005 ......................     1,000    1,085,000
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .........................       100      100,750
   Total .................................              2,419,500


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Leisure Time - 18.93%
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ......................    $1,000  $   995,000
 Cablevision Systems Corporation,
   9.875%, 2-15-2013 .....................     1,450    1,540,625
 Comcast Corporation,
   0.0%, 3-5-2000 ........................     1,000      770,000
 Continental Cablevision, Inc.:
   10.625%, 6-15-2002 ....................       500      533,750
   8.875%, 9-15-2005 .....................       500      523,750
   8.3%, 5-15-2006 (B) ...................       500      501,875
   11.0%, 6-1-2007 .......................       500      558,750
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (E) ..................       500      293,750
 EZ Communications, Inc.,
   9.75%, 12-1-2005 ......................     1,000    1,007,500
 FLAGSTAR COMPANIES, INC.,
   10.75%, 9-15-2001 .....................       500      455,000
 Granite Broadcasting Corporation,
   10.375%, 5-15-2005 ....................       500      512,500
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 (B) ..................       500      505,000
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 (B) ................       500      522,500
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................     1,000    1,075,000
 Marcus Cable Operating Company, L.P.,
   0.0%, 8-1-2004 (E) ....................     1,500    1,128,750
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ....................     1,000      905,000
 Sinclair Broadcast Group Inc.:
   10.0%, 12-15-2003 .....................       375      382,500
   10.0%, 9-30-2005 ......................       500      510,000
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000    1,038,060
 Viacom International, Inc.,
   8.0%, 7-7-2006 ........................     2,000    2,035,000
 United International Holdings, Inc.,
   0.0%, 11-15-99 ........................     1,000      620,000
   Total .................................             16,414,310

Manufacturers - 0.57%
 RBX Corporation,
   11.25%, 10-15-2005 (B) ................       500      495,000



               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Metals and Mining - 0.56%
 Russel Metals Inc.,
   10.25%, 6-15-2000 .....................    $  500  $   485,000

Multi-Industry - 2.83%
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 .....................     1,000      890,000
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,500    1,560,000
   Total .................................              2,450,000

Packaging and Containers - 4.39%
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,545,000
 Owens-Illinois, Inc.,
   10.25%, 4-1-99 ........................     1,000    1,030,000
 Silgan Corporation,
   0.0%, 12-15-2002 (E)...................       500      472,500
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .......................       750      755,625
   Total .................................              3,803,125

Paper - 1.70%
 APP International Finance Company B.V.,
   11.75%, 10-1-2005 .....................     1,000      980,000
 Fort Howard Corporation,
   11.0%, 1-2-2002 .......................       468      491,724
   Total .................................              1,471,724

Publishing and Advertising - 3.08%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................     1,000    1,010,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ......................       666      709,290
 Outdoor Systems, Inc.,
   10.75%, 8-15-2003 .....................     1,000      950,000
   Total .................................              2,669,290

Railroad Equipment - 0.60%
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 .....................       500      521,250

Railroads - 1.13%
 Southern Pacific Rail Corporation,
   9.375%, 8-15-2005 .....................       900      976,500

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Retailing - 7.37%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................    $  500  $   402,500
 Bruno's, Inc.,
   10.5%, 8-1-2005 .......................     1,500    1,485,000
 Kroger Co. (The),
   9.75%, 2-15-2004 ......................     1,000    1,080,000
 Penn Traffic Company (The),
   10.375%, 10-1-2004 ....................     1,500    1,417,500
 Ralphs Grocery Company,
   10.45%, 6-15-2004 .....................     1,000    1,015,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ....................     1,000      987,500
   Total .................................              6,387,500

Services, Consumer and Business - 1.55%
 Bell & Howell Company,
   10.75%, 10-1-2002 .....................       750      795,000
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ......................       500      546,250
   Total .................................              1,341,250

Steel - 0.97%
 AK Steel Corporation,
   10.75%, 4-1-2004 ......................       250      277,500
 Inland Steel Industries, Inc.,
   12.75%, 12-15-2002 ....................       500      562,500
   Total .................................                840,000

Telecommunications - 5.52%
 A+ Network, Inc.,
   11.875%, 11-1-2005 ....................       500      505,000
 Heartland Wireless Communications,
   Inc., Units,
   13.0%, 4-15-2003 (B)(F) ...............       500      563,750
 MFS Communications Company, Inc.,
   0.0%, 1-15-2004 (E) ...................     1,000      807,500
 Metrocall, Inc.,
   10.375%, 10-1-2007 ....................       500      530,000
 PanAmSat, L.P.:
   9.75%, 8-1-2000 .......................     1,000    1,060,000
   0.0%, 8-1-2003 (E) ....................     1,000      820,000
 USA Mobile Communications, Inc., II,
   9.5%, 2-1-2004 ........................       500      495,000
   Total .................................              4,781,250


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Textiles and Apparel - 1.04%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................    $1,000  $   900,000

TOTAL CORPORATE DEBT SECURITIES - 85.64%              $74,239,017
 (Cost: $72,177,584)

SHORT-TERM SECURITIES
 Banks and Savings and Loans - 1.01%
 U.S. Bancorp,
   Master Note ...........................       875      875,000

 Financial - 1.31%
 BHP Finance (U.S.A.) Inc.,
   5.78%, 1-12-96 ........................     1,135    1,132,996

 Food and Related - 3.74%
 General Mills, Inc.,
   Master Note ...........................     2,624    2,624,000
 Sara Lee Corporation,
   Master Note ...........................       624      624,000
   Total .................................              3,248,000

TOTAL SHORT-TERM SECURITIES - 6.06%                   $ 5,255,996
 (Cost: $5,255,996)

TOTAL INVESTMENT SECURITIES - 96.19%                  $83,385,929
 (Cost: $80,014,254)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.81%       3,300,264

NET ASSETS - 100.00%                                  $86,686,193


               See Notes to Schedules of Investments on page 71.

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments

*No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside of the United States.

(B) As of December 31, 1995, the following restricted security was owned in the International Portfolio:

                   Acquisition         Acquisition  Market
    Security            Date      Shares      Cost   Value
 ----------------  --------------------------------------------
Samsung Electronics Co.,
 Ltd., GDR            05/17/95    15,000  $777,750$  900,000
                      05/25/95     4,000   206,500   240,000
                                          ------------------
                                          $984,250$1,140,000
                                          ==================


     The total market value of restricted securities represents approximately 2.27% of the total net assets in the International Portfolio at December 31, 1995.


 As of December 31, 1995, the following restricted securities were owned in the High Income Portfolio:

                               Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date  (in 000's)      Cost   Value
 ----------------  --------------------------------------------
 Continental Cablevision, Inc.:
    8.3%, 5-15-2006    12/8/95       500$  498,395$  501,875
 HMC Acquisition Properties, Inc.,
    9.0%, 12-15-2007  12/15/95       500   500,000   505,000
 Heartland Wireless Communications,
    Inc., Units,
    13.0%, 4-15-2003   4/20/95       500   500,000   563,750
 Hines Horticulture, Inc.,
    11.75%, 10-15-2005 10/16/95      500   500,000   522,500
 RBX Corporation,
    11.25%, 10-15-2005 10/6/95       500   502,500   495,000
                                        --------------------
                                        $2,500,895$2,588,125
                                        ====================
     The total market value of restricted securities represents approximately 2.99% of the total net assets in the High Income Portfolio at December 31, 1995.

(C) Coupon resets semiannually based on 14.13% - 1.5 (5 year Deutschemark swap rate). Coupon guaranteed at 3%.

(D) Principal amounts are denominated in the indicated foreign currency where applicable ($A - Australian dollar).

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments

(E) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(F) Each unit consists of one thousand face value 13.0% corporate bonds due 4-15-2003 and six warrants expiring 4-15-2003.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
Assets                     -----------  ---------- -----------
 Investment securities--at
   value (Notes 1 and 3)  $423,841,168$330,032,290 $49,908,626
 Cash   ..............           3,825       5,663       3,210
 Receivables:
   Fund shares sold ..         866,174     841,200     186,096
   Dividends and interest      716,658     424,875     125,293
   Investment securities
    sold  ............       1,461,714         ---         ---
 Prepaid insurance
   premium ...........           2,035       1,111         309
                          ------------------------ -----------
    Total assets  ....     426,891,574 331,305,139  50,223,534
Liabilities               ------------------------ -----------
 Payable for investment
   securities purchased      7,938,034         ---         ---
 Payable for Fund shares
   redeemed ..........          93,137      82,575       9,307
 Accrued accounting
   services fee ......           5,000       4,167       1,667
 Other  ..............          29,719      24,365      16,215
                          ------------------------ -----------
    Total liabilities        8,065,890     111,107      27,189
                          ------------------------ -----------
      Total net assets    $418,825,684$331,194,032 $50,196,345
Net Assets                ======================== ===========
 $0.01 par value capital stock
   Capital stock .....    $    613,573$    381,755 $    95,087
   Additional paid-in
    capital  .........     384,904,377 250,462,056  49,201,903
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized gain (loss)
    (loss) on investment
    transactions  ....             ---      (1,764)   (105,777)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period        33,307,734  80,351,985   1,005,132
                          ------------------------ -----------
    Net assets applicable to
      outstanding units
      of capital .....    $418,825,684$331,194,032 $50,196,345
                          ======================== ===========
Net asset value, redemption
 and offering price per share  $6.8260     $8.6756     $5.2790
                               =======     =======     =======
Capital shares outstanding  61,357,269  38,175,493   9,508,741
Capital shares authorized  100,000,000 100,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                             Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
Assets                      ----------  ---------- -----------
 Investment securities--at
   value (Notes 1 and 3)   $55,359,811 $23,381,142  $4,273,777
 Cash   ..............           7,561       5,157       3,628
 Receivables:
   Fund shares sold ..         499,326      94,938      64,253
   Dividends and interest       22,356     124,553       3,164
   Investment securities
    sold  ............         153,001         ---         ---
 Prepaid insurance
   premium ...........             291         182          31
                           ----------- -----------  ----------
    Total assets  ....      56,042,346  23,605,972   4,344,853
Liabilities                ----------- -----------  ----------
 Payable for investment
   securities purchased        439,830         ---         ---
 Payable for Fund shares
   redeemed ..........           3,359         251         ---
 Accrued accounting
   services fee ......           2,500         833         ---
 Other  ..............           5,210       2,016         911
                           ----------- -----------  ----------
    Total liabilities          450,899       3,100         911
                           ----------- -----------  ----------
      Total net assets     $55,591,447 $23,602,872  $4,343,942
Net Assets                 =========== ===========  ==========
 $0.01 par value capital stock
   Capital stock .....     $    72,260 $    40,005  $    8,664
   Additional paid-in
    capital  .........      46,567,597  21,297,354   4,389,259
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions .....             ---         ---         ---
   Net unrealized appreciation
    (depreciation) of investments
    at end of period         8,951,590   2,265,513     (53,981)
                           ----------- -----------  ----------
    Net assets applicable to
      outstanding units
      of capital .....     $55,591,447 $23,602,872  $4,343,942
                           =========== ===========  ==========
Net asset value, redemption
 and offering price per share  $7.6932     $5.9000     $5.0137
                               =======     =======     =======
Capital shares outstanding   7,226,046   4,000,473     866,421
Capital shares authorized  100,000,000  50,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                          Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
Assets                   ------------------------- -----------
 Investment securities--at
   value (Notes 1 and 3)   $35,830,689  $2,775,697 $87,311,946
 Cash   ..............          20,525       4,043       3,039
 Receivables:
   Fund shares sold ..       2,722,876      21,581      97,792
   Dividends and interest      135,212      52,400   1,278,908
   Investment securities
    sold  ............             ---         ---         ---
 Prepaid insurance
   premium ...........             894          98         951
                           -----------  ---------- -----------
    Total assets  ....      38,710,196   2,853,819  88,692,636
Liabilities                -----------  ---------- -----------
 Payable for investment
   securities purchased            ---         ---         ---
 Payable for Fund shares
   redeemed ..........       1,833,630         ---     115,253
 Accrued accounting
   services fee ......           1,667         ---       2,500
 Other  ..............           2,655         340       5,376
                           -----------  ---------- -----------
    Total liabilities        1,837,952         340     123,129
                           -----------  ---------- -----------
      Total net assets     $36,872,244  $2,853,479 $88,569,507
Net Assets                 ===========  ========== ===========
 $0.01 par value capital stock
   Capital stock .....     $   368,722  $    5,433 $   165,265
   Additional paid-in
    capital  .........      36,503,522   2,756,209  86,745,629
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---         ---         ---
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions  ....             ---         ---  (2,603,035)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period               ---      91,837   4,261,648
                           -----------  ---------- -----------
    Net assets applicable to
      outstanding units
      of capital .....     $36,872,244  $2,853,479 $88,569,507
                           ===========  ========== ===========
Net asset value, redemption
 and offering price per share  $1.0000     $5.2521     $5.3592
                               =======     =======     =======
Capital shares outstanding  36,872,244     543,300  16,526,517
Capital shares authorized  200,000,000  50,000,000 100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                           High Income
                             Portfolio
Assets                   -------------
 Investment securities--at
   value (Notes 1 and 3)   $83,385,929
 Cash   ..............          22,283
 Receivables:
   Fund shares sold ..          58,940
   Dividends and interest    1,847,331
   Investment securities
    sold  ............       1,551,250
 Prepaid insurance
   premium ...........           1,131
                           -----------
    Total assets  ....      86,866,864
Liabilities                -----------
 Payable for investment
   securities purchased            ---
 Payable for Fund shares
   redeemed ..........          99,291
 Accrued accounting
   services fee ......           2,500
 Other  ..............          78,880
                           -----------
    Total liabilities          180,671
                           -----------
      Total net assets     $86,686,193
Net Assets                 ===========
 $0.01 par value capital stock
   Capital stock .....        $195,030
   Additional paid-in
    capital  .........      86,308,522
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income          ---
   Accumulated undistributed
    net realized gain
    (loss) on investment
    transactions .....      (3,189,034)
   Net unrealized appreciation
    (depreciation) of investments
    at end of period         3,371,675
                           -----------
    Net assets applicable to
      outstanding units
      of capital .....     $86,686,193
                           ===========
Net asset value, redemption
 and offering price per share  $4.4448
                               =======
Capital shares outstanding  19,503,038
Capital shares authorized  100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1995

                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                            ----------  ----------  ----------
Investment Income
 Income:
   Interest ..........    $  1,769,687 $   988,611  $  638,648
   Dividends .........       5,426,450   4,228,980     557,709
                          ------------ -----------  ----------
    Total income  ....       7,196,137   5,217,591   1,196,357
                           ----------- -----------  ----------
 Expenses (Note 2):
   Investment management
    fee  .............       2,425,494   1,979,061     321,777
   Accounting services
    fee  .............          55,000      50,000      20,000
   Custodian fees ....          31,799      16,336      48,394
   Registration fees .          17,376      23,065       9,177
   Audit fees ........          15,809      12,886       2,641
   Legal fees ........           5,823       4,760         680
   Other .............          23,940      19,256       2,006
                           ----------- -----------  ----------
    Total expenses  ..       2,575,241   2,105,364     404,675
                           ----------- -----------  ----------
      Net investment income  4,620,896   3,112,227     791,682
                           ----------- -----------  ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....      64,282,621   5,870,466     (84,768)
 Realized net gain (loss)
   on foreign currency
   transactions ......             612         447     (70,494)
                           ----------- -----------  ----------
   Realized net gain (loss)
    on investments  ..      64,283,233   5,870,913    (155,262)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ........      42,925,336  63,977,939   1,669,228
                           ----------- -----------  ----------
    Net gain (loss) on
      investments ....     107,208,569  69,848,852   1,513,966
                           ----------- -----------  ----------
      Net increase in net
       assets resulting
       from operations    $111,829,465 $72,961,079  $2,305,648
                          ============ ===========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1995

                             Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
                            ----------  ----------  ----------
Investment Income
 Income:
   Interest ..........      $  960,351  $  362,196     $72,008
   Dividends .........           3,340     264,024         740
                            ----------  ----------     -------
    Total income  ....         963,691     626,220      72,748
                            ----------  ----------     -------
 Expenses (Note 2):
   Investment management
    fee  .............         302,739      96,718      10,993
   Accounting services
    fee  .............          19,167       9,167         ---
   Custodian fees ....           6,190       2,263       1,259
   Registration fees .           5,048       3,047         ---
   Audit fees ........           2,155       1,691         ---
   Legal fees ........             591         310          16
   Other .............           2,331       1,712         203
                            ----------  ----------     -------
    Total expenses  ..         338,221     114,908      12,471
                            ----------  ----------     -------
      Net investment income    625,470     511,312      60,277
                            ----------  ----------     -------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....       1,011,622     375,170       5,026
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---         ---        (366)
                            ----------  ----------     -------
   Realized net gain (loss)
    on investments  ..       1,011,622     375,170       4,660
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ........       7,643,311   2,500,947     (53,981)
                            ----------  ----------     -------
    Net gain (loss) on
      investments.....       8,654,933   2,876,117     (49,321)
                            ----------  ----------     -------
      Net increase in net
       assets resulting
       from operations      $9,280,403  $3,387,429     $10,956
                            ==========  ==========     =======


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1995

                          Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
                       ---------------  ----------  ----------
Investment Income
 Income:
   Interest ..........      $1,755,470    $161,200 $ 6,004,853
   Dividends .........             ---         ---         ---
                            ----------    --------  ----------
    Total income  ....       1,755,470     161,200   6,004,853
                            ----------    --------  ----------
 Expenses (Note 2):
   Investment management
    fee  .............         147,383      12,948     440,716
   Accounting services
    fee  .............          20,000         ---      30,000
   Custodian fees ....           5,660         620       8,353
   Registration fees .           1,370         567          13
   Audit fees ........           2,567       1,288       5,081
   Legal fees ........             493          40       1,418
   Other .............           3,922         994       7,580
                            ----------    --------  ----------
    Total expenses  ..         181,395      16,457     493,161
                            ----------    --------  ----------
      Net investment income  1,574,075     144,743   5,511,692
                            ----------    --------  ----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....             ---      10,804     876,661
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---         ---       5,508
                            ----------    --------  ----------
   Realized net gain (loss)
    on investments  ..             ---      10,804     882,169
 Unrealized appreciation
   (depreciation) in value
   of investments during,
   the period ........             ---     139,524   8,857,982
                            ----------    --------  ----------
    Net gain (loss) on
      investments ....             ---     150,328   9,740,151
                            ----------    --------  ----------
      Net increase in net
       assets resulting
       from operations      $1,574,075    $295,071 $15,251,843
                            ==========    ========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended DECEMBER 31, 1995

                           High Income
                             Portfolio
                       ---------------
Investment Income
 Income:
   Interest ..........     $ 7,888,184
   Dividends .........         120,000
                           -----------
    Total income  ....       8,008,184
                           -----------
 Expenses (Note 2):
   Investment management
    fee  .............         527,940
   Accounting services
    fee  .............          30,000
   Custodian fees ....           5,167
   Registration fees .           1,165
   Audit fees ........           4,982
   Legal fees ........           1,393
   Other .............           7,564
                           -----------
    Total expenses  ..         578,211
                           -----------
      Net investment income  7,429,973
                           -----------
Realized and Unrealized Gain (Loss)
 on Investments
 Realized net gain (loss)
   on securities .....      (1,443,930)
 Realized net gain (loss)
   on foreign currency
   transactions ......             ---
                           -----------
   Realized net gain (loss)
    on investments  ..      (1,443,930)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ........       7,364,701
                           -----------
    Net gain (loss) on
      investments ....       5,920,771
                           -----------
      Net increase in net
       assets resulting
       from operations     $13,350,744
                           ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment
    income  ..........    $  4,620,896$  3,112,227 $   791,682
   Realized net gain (loss)
    on investments  ..      64,283,233   5,870,913    (155,262)
   Unrealized appreciation
    (depreciation)  ..      42,925,336  63,977,939   1,669,228
                          ------------------------------------
    Net increase in net
      assets resulting
      from operations.     111,829,465  72,961,079   2,305,648
                          ------------------------ -----------
 Dividends to shareholders:*
   From net investment
    income  ..........      (4,621,508) (3,112,674)   (721,188)
   From realized gains
    on securities
    transactions  ....     (64,282,621) (5,407,615)        ---
   In excess of realized
    gains                         ----      (1,764)        ---
                          ------------------------ -----------
                           (68,904,129) (8,522,053)   (721,188)
                          ------------------------ -----------
 Capital share
   transactions** ....      99,163,713  47,981,404  22,592,251
                          ------------------------ -----------
      Total increase .     142,089,049 112,420,430  24,176,711
Net Assets
 Beginning of period       276,736,635 218,773,602  26,019,634
                          ------------------------ -----------
 End of period  ......    $418,825,684$331,194,032 $50,196,345
                          ======================== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                  *See "Financial Highlights" on pages 80-89.
**Shares issued from sale
 of shares  ..........       8,244,920   7,529,946   5,011,325
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......      10,094,216     982,290     136,620
Shares redeemed ......      (3,897,735) (2,657,368)   (850,796)
                            ----------   ---------   ---------
Increase in outstanding
 capital shares ......      14,441,401   5,854,868   4,297,149
                            ==========   =========   =========
Value issued from sale
 of shares  ..........     $57,245,750 $60,548,279 $26,298,441
Value issued from reinvest-
 ment of dividends and/or,
 distributions  ......      68,904,129   8,522,053     721,188
Value redeemed .......     (26,986,166)(21,088,928) (4,427,378)
                           ----------- ----------- -----------
Increase in
 outstanding capital       $99,163,713 $47,981,404 $22,592,251
                           =========== =========== ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                             Small Cap    BalancedAsset Strategy
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment income   $   625,470 $   511,312  $   60,277
   Realized net gain (loss)
    on investments  ..       1,011,622     375,170       4,660
   Unrealized appreciation
    (depreciation)  ..       7,643,311   2,500,947     (53,981)
                           ----------- -----------  ----------
    Net increase in net
      assets resulting
      from operations.       9,280,403   3,387,429      10,956
                           ----------- -----------  ----------
 Dividends to shareholders:*
   From net investment
    income  ..........        (625,470)   (511,312)    (59,911)
   From realized gains
    on securities
    transactions  ....      (1,011,622)   (371,952)     (5,026)
   In excess of realized
    gains                         ----          ---        ---
                          ------------------------  ----------
                            (1,637,092)   (883,264)    (64,937)
                          ------------------------  ----------
 Capital share
   transactions** ....      31,867,974  12,427,639   4,397,923
                           ----------- -----------  ----------
    Total increase   .      39,511,285  14,931,804   4,343,942
Net Assets
 Beginning of period        16,080,162   8,671,068         ---
                           ----------- -----------  ----------
 End of period  ......     $55,591,447 $23,602,872  $4,343,942
                           =========== ===========  ==========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
                  *See "Financial Highlights" on pages 80-89.
**Shares issued from sale
 of shares  ..........       4,818,197   2,264,439     876,052
Shares issued from reinvest-
 ment of dividends and/or,
 distributions  ......         212,809     149,718      12,955
Shares redeemed ......        (488,640)   (170,404)    (22,586)
                           ----------- -----------  ----------
Increase in outstanding
   capital shares.....       4,542,366   2,243,753     866,421
                           =========== ===========  ==========
Value issued from sale
 of shares  ..........     $33,624,752 $12,476,652  $4,448,147
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......       1,637,092     883,263      64,938
Value redeemed .......      (3,393,870)   (932,276)   (115,162)
                           ----------- -----------  ----------
Increase in
 outstanding capital       $31,867,974 $12,427,639  $4,397,923
                           =========== ===========  ==========


                       See notes to financial statements.


TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                          Money MarketLimited-Term        Bond
                             PortfolioBond Portfolio Portfolio
                        -------------- ----------- -----------
Increase in Net Assets
 Operations:
   Net investment income   $ 1,574,075  $  144,743 $ 5,511,692
   Realized net gain (loss)
    on investments  ..             ---      10,804     882,169
   Unrealized appreciation
    (depreciation)  ..             ---     139,524   8,857,982
                           -----------  ---------- -----------
    Net increase in net
      assets resulting
      from operations.       1,574,075     295,071  15,251,843
                           -----------  ---------- -----------
 Dividends to shareholders:*
   From net investment
    income  ..........      (1,574,075)   (144,743) (5,517,200)
   From realized gains
    on securities
    transactions  ....             ---     (10,804)        ---
   In excess of realized
    gains                         ----          ---        ---
                          ------------------------  ----------
                            (1,574,075)   (155,547) (5,517,200)
 Capital share
   transactions**.....       6,059,981   1,068,809   4,818,014
                           -----------  ---------- -----------
    Total increase  ..       6,059,981   1,208,333  14,552,657
Net Assets
 Beginning of period        30,812,263   1,645,146  74,016,850
                           -----------  ---------- -----------
 End of period  ......     $36,872,244  $2,853,479 $88,569,507
                           ===========  ========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====     =======        ====
                  *See "Financial Highlights" on pages 80-89.
**Shares issued from sale
 of shares  ..........     169,760,641     294,605   1,918,955
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......       1,573,890      29,626   1,029,828
Shares redeemed ......    (165,274,550)   (119,359) (2,040,023)
                           -----------     -------   ---------
Increase in outstanding
 capital shares  .....       6,059,981     204,872     908,760
                           ===========     =======   =========
Value issued from sale
 of shares  ..........    $169,760,641  $1,551,139  $9,976,902
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......       1,573,890     155,548   5,517,200
Value redeemed .......    (165,274,550)   (637,878)(10,676,088)
                          ------------  ----------  ----------
Increase in
 outstanding capital      $  6,059,981  $1,068,809  $4,818,014
                          ============  ==========  ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                           High Income
                             Portfolio
                           -----------
Increase in Net Assets
 Operations:
   Net investment income   $ 7,429,973
   Realized net gain (loss)
    on investments  ..      (1,443,930)
   Unrealized appreciation
    (depreciation)  ..       7,364,701
                           -----------
    Net increase in net
      assets resulting
      from operations.      13,350,744
                           -----------
 Dividends to shareholders:*
   From net investment
    income  ..........      (7,429,973)
   From realized gains
    on securities
    transactions  ....             ---
   In excess of realized
    gains                         ----
                          ------------
                            (7,429,973)
                          ------------
 Capital share
   transactions**.....       8,121,747
                           -----------
    Total increase  ..      14,042,518
Net Assets
 Beginning of period        72,643,675
                           -----------
 End of period  ......     $86,686,193
                           ===========
   Undistributed net
    investment income             $---
                                  ====
                  *See "Financial Highlights" on pages 80-89.
**Shares issued from sale
 of shares  ..........       2,353,273
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......       1,672,287
Shares redeemed ......      (2,189,523)
                             ---------
Increase in outstanding
 capital shares  .....       1,836,037
                             =========
Value issued from sale
 of shares  ..........     $10,517,788
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......       7,429,973
Value redeemed .......      (9,826,014)
                            ----------
Increase in
 outstanding capital        $8,121,747
                            ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                                Growth      IncomeInternational
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income  $  5,286,234$  2,248,257 $   106,617
   Realized net gain (loss)
    on investments  ..      14,371,377     684,147     (21,009)
   Unrealized appreciation
    (depreciation)  ..     (13,761,465) (6,030,073)   (664,096)
                          ------------------------ -----------
    Net increase (decrease)
      in net assets resulting
      from operations.       5,896,146  (3,097,669)   (578,488)
                          ------------------------ -----------
 Dividends to shareholders from:*
   Net investment income    (5,286,234) (2,248,257)   (106,617)
   Realized gains on securities
    transactions  ....     (14,154,374)        ---         ---
                          ------------------------ -----------
                           (19,440,608) (2,248,257)   (106,617)
                          ------------------------ -----------
 Capital share
   transactions** ....      69,690,925  69,027,272  26,704,739
                          ------------------------ -----------
    Total increase
      (decrease)......      56,146,463  63,681,346  26,019,634
Net Assets
 Beginning of period       220,590,172 155,092,256         ---
                          ------------------------ -----------
 End of period  ......    $276,736,635$218,773,602 $26,019,634
                          ======================== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
               *See "Financial Highlights" on pages 80-89      .
**Shares issued from sale
 of shares  ..........      11,752,596  11,914,285   5,355,035
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......       3,295,800     332,145      21,355
Shares redeemed ......      (3,733,563) (2,344,370)   (164,798)
                            ----------  ----------   ---------
Increase in outstanding
 capital shares ......      11,314,833   9,902,060   5,211,592
                            ==========  ==========   =========
Value issued from sale
 of shares  ..........     $73,683,884 $83,060,254 $27,436,654
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......      19,440,608   2,248,256     106,617
Value redeemed .......     (23,433,567)(16,281,238)   (838,532)
                           ----------- ----------- -----------
Increase in
 outstanding capital       $69,690,925 $69,027,272 $26,704,739
                           =========== =========== ===========
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                             Small Cap    BalancedMoney Market
                             Portfolio   Portfolio   Portfolio
                           ----------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income   $    99,347  $   79,610 $   851,434
   Realized net gain (loss)
    on investments  ..          44,381      (3,218)        ---
   Unrealized appreciation
    (depreciation)  ..       1,308,279    (235,434)        ---
                           -----------  ---------- -----------
    Net increase (decrease)
      in net assets resulting
      from operations.       1,452,007    (159,042)    851,434
                           -----------  ---------- -----------
 Dividends to shareholders from:*
   Net investment income       (99,347)    (79,610)   (851,434)
   Realized gains on securities
    transactions  ....         (44,381)        ---         ---
                           -----------  ---------- -----------
                              (143,728)    (79,610)   (851,434)
                           -----------  ---------- -----------
 Capital share
   transactions** ....      14,771,883   8,909,720   4,812,395
                           -----------  ---------- -----------
    Total increase
      (decrease)  ....      16,080,162   8,671,068   4,812,395
Net Assets
 Beginning of period               ---         ---  25,999,868
                           -----------  ---------- -----------
 End of period  ......     $16,080,162  $8,671,068 $30,812,263
                           ===========  ========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
               *See "Financial Highlights" on pages 80-89      .
**Shares issued from sale
 of shares  ..........       2,722,519   1,795,318 183,043,231
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......          23,987      16,128     851,433
Shares redeemed ......         (62,826)    (54,726)(179,082,269)
                             ---------   --------- -----------
Increase in outstanding
   capital shares.....       2,683,680   1,756,720   4,812,395
                             =========   =========  ==========
Value issued from sale
 of shares  ..........     $14,980,266  $9,104,454$183,043,231
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......         143,729      79,610     851,433
Value redeemed .......        (352,112)   (274,344)(179,082,269)
                           -----------  ----------------------
Increase in
 outstanding capital       $14,771,883  $8,909,720$  4,812,395
                           ===========  =====================+
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1994

                          Limited-Term        Bond High Income
                        Bond Portfolio   Portfolio   Portfolio
                        -------------- ----------- -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income    $   49,532 $ 5,286,973 $ 6,761,683
   Realized net gain (loss)
    on investments  ..             455  (3,479,696) (1,428,391)
   Unrealized appreciation
    (depreciation)  ..         (47,687) (6,740,515) (7,299,167)
                            ---------- ----------- -----------
    Net increase (decrease)
      in net assets resulting
      from operations.           2,300  (4,933,238) (1,965,875)
                            ---------- ----------- -----------
 Dividends to shareholders
   from:*
   Net investment income       (49,532) (5,286,973) (6,761,683)
   Realized gains on securities
    transactions  ....            (455)        ---         ---
                            ---------- ----------- -----------
                               (49,987) (5,286,973) (6,761,683)
                            ---------- ----------- -----------
 Capital share
   transactions**.....       1,692,833   2,510,419  10,105,884
                            ---------- ----------- -----------
    Total increase
      (decrease) .....       1,645,146  (7,709,792)  1,378,326
Net Assets
 Beginning of period               ---  81,726,642  71,265,349
                            ---------- ----------- -----------
 End of period  ......      $1,645,146 $74,016,850 $72,643,675
                            ========== =========== ===========
   Undistributed net
    investment income             $---        $---        $---
                                  ====        ====        ====
               *See "Financial Highlights" on pages 80-89      .
**Shares issued from sale
 of shares  ..........         331,301   3,002,124   3,768,168
Shares issued from reinvest-
 ment of dividends and/or
 distributions  ......          10,283   1,081,257   1,593,245
Shares redeemed ......          (3,156) (3,587,525) (3,062,321)
                               -------   ---------   ---------
Increase in outstanding
 capital shares  .....         338,428     495,856   2,299,092
                               =======   =========   =========
Value issued from sale
 of shares  ..........      $1,658,566 $15,437,912 $16,942,683
Value issued from reinvest-
 ment of dividends and/or
 distributions  ......          49,987   5,286,973   6,761,683
Value redeemed .......         (15,720)(18,214,466)(13,598,482)
                            ---------- ----------- -----------
Increase in
 outstanding capital        $1,692,833 $ 2,510,419 $10,105,884
                            ========== =========== ===========
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992   1991
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $5.8986 $6.1962  $6.1505 $5.5973  $4.9479
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.0903  0.1211   0.0537  0.1013   0.1229
 Net realized and
   unrealized gain
   on investments ..            2.1842  0.0268   0.8087  1.0653   1.6636
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            2.2745  0.1479   0.8624  1.1666   1.7865
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0903)(0.1211) (0.0537)(0.1013) (0.1229)
 Distribution from
   capital gains ...           (1.2568)(0.3244) (0.7569)(0.5121) (1.0142)
 Distribution in
   excess of capital
   gains ...........           (0.0000)(0.0000) (0.0061)(0.0000) (0.0000)
                               ------- -------  ------- -------  -------
Total distributions.           (1.3471)(0.4455) (0.8167)(0.6134) (1.1371)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $6.8260 $5.8986  $6.1962 $6.1505  $5.5973
                               ======= =======  ======= =======  =======
Total return .......           38.57%   2.39%   14.02%  20.84%   36.10%
Net assets, end of
 period (000
 omitted)  .........        $418,826$276,737 $220,590$122,363  $69,044
Ratio of expenses
 to average net
 assets ............            0.75%   0.77%    0.78%   0.80%    0.86%
Ratio of net investment
 income to average
 net assets  .......            1.35%   2.07%    1.01%   2.00%    2.43%
Portfolio turnover
 rate  .............          245.80% 277.36%  297.81% 225.87%  316.72%


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992  1991*
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $6.7689 $6.9180  $5.9530 $5.3158  $5.0000
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.0839  0.0703   0.0651  0.0803   0.0633
 Net realized and
   unrealized gain (loss)
   on investments ..            2.0525 (0.1491)  0.9650  0.6496   0.3158
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            2.1364 (0.0788)  1.0301  0.7299   0.3791
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0839)(0.0703) (0.0651)(0.0803) (0.0633)
 Distribution from
   capital gains....           (0.1457)(0.0000) (0.0000)(0.0124) (0.0000)
 Distribution in excess
   of capital gains            (0.0001)(0.0000) (0.0000)(0.0000) (0.0000)
                               ------- -------  ------- -------  -------
Total distributions.           (0.2297)(0.0703) (0.0651)(0.0927) (0.0633)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $8.6756 $6.7689  $6.9180 $5.9530  $5.3158
                               ======= =======  ======= =======  =======
Total return........           31.56%  -1.14%   17.30%  13.78%   17.43%
Net assets, end of
 period (000
 omitted)  .........        $331,194$218,774 $155,092 $65,027  $15,640
Ratio of expenses
 to average net
 assets ............            0.77%   0.77%    0.79%   0.85%    0.89%
Ratio of net investment
 income to average
 net assets  .......            1.13%   1.16%    1.36%   1.78%    2.47%
Portfolio turnover
 rate  .............           15.00%  23.32%   18.38%  15.74%    4.41%

  *The Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991 (initial offering) through December 31, 1991. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the            For the
                            fiscal year         period
                            ended                ended
                             12/31/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.9926          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0846           0.0207
 Net realized and
   unrealized gain (loss)
   on investments...            0.2790          (0.0074)
                               -------          -------
Total from investment
 operations  .......            0.3636           0.0133

Less dividends from net
   investment
   income ..........           (0.0772)         (0.0207)
                               -------          -------
Net asset value,
 end of period  ....           $5.2790          $4.9926
                               =======          =======
Total return........            7.28%            0.26%
Net assets, end of
 period (000
 omitted)  .........         $50,196          $26,020
Ratio of expenses
 to average net
 assets ............            1.02%            1.26%
Ratio of net investment
 income to average
 net assets  .......            1.99%            1.36%
Portfolio turnover
 rate  .............           34.93%           23.23%

 *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the            For the
                            fiscal year         period
                            ended                ended
                             12/31/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $5.9918          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0900           0.0376
 Net realized and
   unrealized gain
   on investments ..            1.8470           1.0086
                               -------          -------
Total from investment
 operations  .......            1.9370           1.0462
                               -------          -------
Less distributions:
 Dividends from net
   investment income           (0.0900)         (0.0376)
 Distribution from
   capital gains....           (0.1456)         (0.0168)
                               -------          -------
Total distributions            (0.2356)         (0.0544)
                               -------          -------
Net asset value,
 end of period  ....           $7.6932          $5.9918
                               =======          =======
Total return........           32.32%           20.92%
Net assets, end of
 period (000
 omitted)  .........         $55,591          $16,080
Ratio of expenses
 to average net
 assets ............            0.96%            1.08%
Ratio of net investment
 income to average
 net assets  .......            1.77%            2.35%
Portfolio turnover
 rate  .............           43.27%           21.61%

 *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the            For the
                            fiscal year         period
                            ended                ended
                             12/31/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.9359          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.1333           0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..            1.0611          (0.0641)
                               -------          -------
Total from investment
 operations  .......            1.1944          (0.0181)
                               -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.1333)         (0.0460)
 Distribution from
   capital gains....           (0.0970)         (0.0000)
                               -------          -------
Total distributions            (0.2303)         (0.0460)
                               -------          -------
Net asset value,
 end of period  ....           $5.9000          $4.9359
                               =======          =======
Total return........           24.19%           -0.37%
Net assets, end of
 period (000
 omitted)  .........         $23,603           $8,671
Ratio of expenses
 to average net
 assets ............            0.72%            0.95%
Ratio of net investment
 income to average
 net assets  .......            3.22%            3.14%
Portfolio turnover
 rate  .............           62.87%           19.74%

  *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:

                            For the
                            period
                            ended
                            12/31/95*
                            ----------
Net asset value,
 beginning of
 period  ...........           $5.0000
                               -------
Income from investment
 operations:
 Net investment
   income ..........            0.0717
 Net realized and
   unrealized gain
   on investments ..            0.0193
                               -------
Total from investment
 operations  .......            0.0910
                               -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0713)
 Distribution from
   capital gains....           (0.0060)
                               -------
Total distributions            (0.0773)
                               -------
Net asset value,
 end of period  ....           $5.0137
                               =======
Total return........            1.80%
Net assets, end of
 period (000
 omitted)  .........          $4,344
Ratio of expenses
 to average net
 assets ............            0.91%
Ratio of net investment
 income to average
 net assets  .......            4.42%
Portfolio turnover
 rate  .............          149.17%

  *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992   1991
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                               ------- -------  ------- -------  -------
Net investment
   income ..........            0.0542  0.0368   0.0260  0.0324   0.0536
Less dividends
 declared  .........           (0.0542)(0.0368) (0.0260)(0.0324) (0.0536)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                               ======= =======  ======= =======  =======
Total return .......            5.56%   3.72%    2.63%   3.29%    5.49%
Net assets, end of
 period (000
 omitted)  .........         $36,872 $30,812  $26,000 $23,995  $19,797
Ratio of expenses
 to average net
 assets ............            0.62%   0.65%    0.65%   0.65%    0.76%
Ratio of net investment
 income to average
 net assets  .......            5.42%   3.72%    2.61%   3.17%    5.33%


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the            For the
                            fiscal year         period
                            ended                ended
                             12/31/95         12/31/94*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $4.8611          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.2841           0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..            0.4122          (0.1375)
                               -------          -------
Total from investment
 operations  .......            0.6963           0.0132
                               -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.2841)         (0.1507)
 Distribution from
   capital gains ...           (0.0212)         (0.0014)
                               -------          -------
Total distributions            (0.3053)         (0.1521)
                               -------          -------
Net asset value,
 end of period  ....           $5.2521          $4.8611
                               =======          =======
Total return........           14.29%            0.26%
Net assets, end of
 period (000
 omitted)  .........          $2,853           $1,645
Ratio of expenses
 to average net
 assets ............            0.71%            0.93%
Ratio of net investment
 income to average
 net assets  .......            6.22%            5.89%
Portfolio turnover
 rate  .............           18.16%           93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992   1991
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $4.7393 $5.4045  $5.2626 $5.2661  $4.9534
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.3556  0.3507   0.3334  0.3643   0.3867
 Net realized and
   unrealized gain
   (loss) on
   investments .....            0.6202 (0.6652)  0.3046  0.0216   0.3771
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.9758 (0.3145)  0.6380  0.3859   0.7638
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.3559)(0.3507) (0.3334)(0.3643) (0.3867)
 Distribution from
   capital gains ...           (0.0000)(0.0000) (0.1627)(0.0251) (0.0644)
                               ------- -------  ------- -------  -------
Total distributions.           (0.3559)(0.3507) (0.4961)(0.3894) (0.4511)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $5.3592 $4.7393  $5.4045 $5.2626  $5.2661
                               ======= =======  ======= =======  =======
Total return .......           20.56%  -5.90%   12.37%   7.67%   16.19%
Net assets, end of
 period (000
 omitted)  .........         $88,570 $74,017  $81,727 $49,428  $29,112
Ratio of expenses
 to average net
 assets ............            0.60%   0.62%    0.62%   0.64%    0.72%
Ratio of net investment
 income to average
 net assets  .......            6.73%   6.73%    6.01%   6.91%    7.65%
Portfolio turnover
 rate  .............           71.17% 135.82%   68.75%  44.32%   52.50%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1995     1994     1993    1992   1991
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $4.1118 $4.6373  $4.2886 $4.0770  $3.4067
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.4165  0.4106   0.3899  0.4050   0.4368
 Net realized and
   unrealized gain
   (loss) on
   investments .....            0.3330 (0.5255)  0.3487  0.2116   0.6703
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.7495 (0.1149)  0.7386  0.6166   1.1071
                               ------- -------  ------- -------  -------
Less dividends from
 net investment
 income  ...........           (0.4165)(0.4106) (0.3899)(0.4050) (0.4368)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $4.4448 $4.1118  $4.6373 $4.2886  $4.0770
                               ======= =======  ======= =======  =======
Total return .......           18.19%  -2.55%   17.90%  15.70%   34.19%
Net assets, end of
 period (000
 omitted)  .........         $86,686 $72,644  $71,265 $41,456  $24,394
Ratio of expenses
 to average net
 assets ............            0.72%   0.74%    0.75%   0.77%    0.87%
Ratio of net investment
 income to average
 net assets  .......            9.25%   9.03%    8.66%   9.48%   11.32%
Portfolio turnover
 rate  .............           41.78%  37.86%   54.22%  60.79%   34.00%

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $58,345. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards. At December 31, 1995 the following amounts were reclassified between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transactions:

               Increase/(Decrease)           Increase/(Decrease)
               Accumulated Undistributed     Accumulated Undistributed
     Fund      Net Investment Income         Net Realized Capital Gains
     ----      -------------------------     --------------------------
Growth Portfolio     $  612                          (612)
Income Portfolio        447                          (447)
International
   Portfolio        (70,494)                       70,494
Asset Strategy
   Portfolio           (366)                          366
Bond Portfolio        5,508                        (5,508)

     Net investment income, net realized gains and net assets were not affected by these changes.

F. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.1 billion of combined net assets at December 31, 1995) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million dollars of combined net assets, .49% on that amount between $750 million and $1.5 billion,
 .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $32,281.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the period ended December 31, 1995 are summarized as follows:

                                    Growth        Income International
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $858,227,387  $ 67,266,958  $ 30,438,851
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    544,778,904   181,097,949   102,145,443
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         768,587,760    39,254,207    10,062,978
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    596,124,525   168,364,484   100,399,849


                                 Small Cap   BalancedAsset Strategy
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $ 29,765,631   $16,851,592    $1,027,187
Purchases of U.S. Government
   securities                          ---     3,574,140           ---
Purchases of short-term
 securities                    166,754,150    23,964,894    12,719,588
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities           8,589,305     8,647,752       290,484
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    157,985,380    23,878,329     9,179,000


                                  Limited-                  High
                                 Term Bond       Bond     Income
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                     $1,041,998   $32,469,563  $ 35,416,260
Purchases of U.S. Government
   securities                      230,219    26,733,254           ---
Purchases of short-term
 securities                      2,291,827    54,807,829    59,283,828
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities             210,644    34,237,921    29,954,086
Proceeds from maturities
 and sales of U.S.
 Government securities             163,617    21,395,617           ---
Proceeds from maturities
 and sales of short-term
 securities                      2,263,040    53,268,459    59,170,000


     For Federal income tax purposes, cost of investments owned at December 31, 1995 and the related unrealized appreciation (depreciation) were as follows:
                                                                   Aggregate
                                                                   Appreciation
                                         CostAppreciationDepreciation
 (Depreciation)
                                  ---------------------------------------------
--
Growth Portfolio                 $390,533,434$44,741,347$11,433,613$33,307,734
Income Portfolio                  249,682,126 82,973,918  2,623,75480,350,164
International Portfolio            48,903,120  3,742,582  2,737,0761,005,506
Small Cap Portfolio                46,408,221 11,135,467  2,183,8778,951,590
Balanced Portfolio                 21,115,629  2,544,157    278,6442,265,513
Asset Strategy Portfolio            4,327,758     32,522     86,503  (53,981)
Money Market Portfolio             35,830,689        ---        ---      ---
Limited-Term Bond Portfolio         2,683,860     92,966      1,129   91,837
Bond Portfolio                     83,050,177  4,488,637    226,8684,261,769
High Income Portfolio              80,014,254  4,352,155    980,4803,371,675

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Asset Strategy, Small Cap, Limited-Term Bond and Growth Portfolios realized capital gain net income of $5,026, $1,041,204, $10,804 and $64,691,827, respectively, during the year ended December 31, 1995. For Federal income tax purposes, Bond Portfolio realized capital gains of $876,661 during the year ended December 31, 1995. The capital gains were entirely offset by utilization of capital loss carryforwards. Remaining capital loss carryforwards of Bond Portfolio totaled $2,603,035 at December 31, 1995, and are available to offset future realized capital gain net income through December 31, 2002. For Federal income tax purposes, Income, International and Balanced Portfolios realized capital gain net income of $5,409,380, $169,132 and $371,952, respectively, which includes utilization of capital loss carryovers of $459,928, $21,009 and $3,218, respectively. For Federal income tax purposes, High Income Portfolio realized capital losses of $1,443,930 during the year ended December 31, 1995. These amounts are available to offset future realized capital gain net income through December 31, 2003. Remaining prior year capital loss carryforwards of High Income Portfolio aggregated $1,745,105, which are available to offset future realized capital gain net income through December 31, 1999; $1,428,392 is available through December 31, 2002. The capital gain net income of Asset Strategy, Limited-Term Bond, Income and Balanced Portfolios was paid to shareholders during the year ended December 31, 1995. A portion of the capital gain net income of Growth, Small Cap and International Portfolios was paid to shareholders during the period ended December 31, 1995. Remaining capital gain net income will be distributed to shareholders.

     Internal Revenue Code regulations permit each Portfolio to defer into its next calendar year net capital losses or net long-term capital losses incurred between each November 1 and the end of its calendar year ("post-October losses"). From November 1, 1995 through December 31, 1995, Growth, International and Small Cap Portfolios incurred post-October losses of $409,206, $274,909 and $29,582, respectively, which have been deferred to the calendar year ending December 31, 1996.

Note 5 -- Organization

     The inception date of the Asset Strategy Portfolio is February 14, 1995; however, this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, May 1, 1995. The accompanying financial statements reflect activity for these periods.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of TMK/United Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the ten portfolios comprising TMK/United Funds, Inc. (hereafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
February 8, 1996

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
James B. Judd, Kansas City, Missouri
William T. Morgan, Los Angeles, California
Doyle Patterson, Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona
Leslie S. Wright, Birmingham, Alabama



OFFICERS

Keith A. Tucker, President
James C. Cusser, Vice President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Sharon K. Pappas, Vice President and Secretary
Richard K. Poettgen, Vice President
Cynthia P. Prince-Fox, Vice President
Louise D. Rieke, Vice President
Zachary H. Shafran, Vice President
W. Patrick Sterner, Vice President
Carl E. Sturgeon, Vice President
Russell E. Thompson, Vice President
James D. Wineland, Vice President

Advantage I.  A flexible premium variable life insurance policy.

Advantage II.  A deferred variable annuity policy.

Both offer you the investment flexibility of positioning your investment in one or more of the following professionally managed portfolios:

GROWTH Portfolio
Objective:    Capital growth with income as a secondary goal.

Invested In:  Mainly common stocks of large, well-known companies representing major sectors of the economy.

INCOME Portfolio
Objective:    Maintain current income, subject to market conditions.

Invested In: Primarily common stocks or securities convertible into common stocks.

INTERNATIONAL Portfolio
Objective:    Long-term appreciation of capital with a secondary goal of current income.

Invested in:  Securities issued by companies or governments of any nation.

SMALL CAP Portfolio
Objective:    Capital growth.

Invested in:  Common stocks of relatively new or unseasoned companies, or smaller companies positioned in new and emerging industries.

BALANCED Portfolio
Objective:    Current income with a secondary goal of long-term appreciation of capital.

Invested in:  A variety of securities including debt securities, common stocks and preferred stocks.

ASSET STRATEGY Portfolio
Objective:    High total return with reduced risk over the long term.

Invested In: An allocation of its assets among stocks, bonds, and short-term instruments.

MONEY MARKET Portfolio
Objective:    Maximum income consistent with stability of principal.

Invested In:  Short-term securities including bank CD's, government securities, investment grade commercial paper and other corporate debt securities.

LlMITED-TERM BOND Portfolio
Objective:    High level of current income consistent with the preservation of capital.

Invested in:  Debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; the portfolio will maintain a dollar weighted average maturity of two to five years.

BOND Portfolio
Objective:    Income with an emphasis on preservation of capital.

Invested In:  High-quality bonds issued by companies in a variety of industries;
           government securities.

HIGH INCOME Portfolio
Objective:    High level of income with a secondary objective of capital appreciation when consistent with its primary objective.

Invested In: Corporate bonds offering higher rates of return than investment-grade bonds.






FOR MORE INFORMATION:
Contact your representative, or your local office as listed on your Account Statement, or contact:
  United Investors Life
  Variable Products Division
  P.O. Box 156
  Birmingham, AL  35201-0156
  (205)325-4300


NUR1016A(12-95)

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